UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant's telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

Bond Portfolio

Investments in Securities

September 30, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (97.4%)
Government Obligations (43.7%)
U.S. Government and Agency Obligations (43.2%)
Federal Home Loan Mortgage Corporation (FHLMC) (7.5%)
$1,550,000		3.500%	02/15/30	$1,466,909
1,825,000		4.375%	07/17/15	1,782,432
2,041,451	(l)	5.000%	04/01/35	1,998,453
943,791		5.000%	08/01/35	923,912
888,229	(l)	5.500%	12/01/17	902,969
2,500,000	(i)	5.500%	10/01/20	2,535,937
6,512,108	(l)	5.500%	05/01/34	6,538,505
3,199,378		5.500%	10/01/34	3,204,173
2,000,000	(i)	5.500%	10/01/34	2,000,000
2,890,838		5.500%	07/01/35	2,892,283
485,694	(l)	6.500%	09/01/32	503,620
				24,749,193
Federal National Mortgage Association (FNMA) (23.4%)
2,150,000		3.250%	01/15/08	2,095,156
1,375,000		3.500%	01/28/08	1,345,882
500,000		4.250%	05/15/09	495,973
347,438		5.000%	05/01/18	347,082
699,659		5.000%	06/01/18	698,671
1,509,793	(l)	5.000%	07/01/18	1,508,200
930,085		5.000%	11/01/33	912,648
414,074		5.000%	05/01/34	405,923
2,701,816		5.000%	08/01/35	2,645,415
2,900,000		5.125%	01/02/14	2,944,564
242,423		5.500%	09/01/17	246,469
1,069,051		5.500%	02/01/18	1,086,847
2,000,000		5.500%	03/01/18	2,030,115
4,032,802	(l)	5.500%	04/01/33	4,038,657
1,729,591		5.500%	05/01/33	1,732,115
1,232,269		5.500%	12/01/33	1,232,738
1,505,942		5.500%	02/01/34	1,507,480
3,755,153		5.500%	03/01/34	3,764,428
7,564,862		5.500%	04/01/34	7,577,236
567,307		5.500%	09/01/34	567,866
7,930,000	(i)	5.500%	10/01/34	7,925,044
1,914,033		5.500%	02/01/35	1,914,172
1,301,063	(l)	6.000%	09/01/17	1,343,436

See accompanying notes to investments in securities.

1

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$2,941,306		6.000%	10/01/32	$3,011,376
2,215,523		6.000%	11/01/32	2,270,839
3,754,521		6.000%	03/01/33	3,842,969
394,214		6.000%	04/01/33	400,867
650,000	(i)	6.000%	10/01/34	660,765
1,611,712		6.437%	01/01/08	1,647,252
786,563	(l)	6.500%	12/01/31	818,451
221,843		6.500%	02/01/32	229,574
1,244,830	(l)	6.500%	04/01/32	1,292,205
480,745		6.500%	05/01/32	497,515
1,021,380		6.500%	07/01/32	1,062,440
1,264,970		6.500%	08/01/32	1,315,691
903,321		6.500%	09/01/32	938,801
3,556,741	(l)	6.500%	09/01/32	3,699,523
1,109,004		6.500%	10/01/32	1,150,664
757,689		7.000%	07/01/31	799,709
1,129,517		7.000%	09/01/31	1,191,619
1,193,200	(l)	7.000%	11/01/31	1,250,305
380,300		7.000%	02/01/32	399,988
176,944		7.000%	03/01/32	186,107
790,018		7.000%	07/01/32	834,381
599,210		7.500%	04/01/31	639,776
290,134		7.500%	05/01/31	309,785
				76,816,719
Government National Mortgage Association (GNMA) (.9%)
—	(c) (g)	0.980%	06/17/45	1,788,860
755,710		5.500%	12/15/34	763,100
365,000	(i)	5.500%	10/01/35	368,308
24,873		8.500%	10/15/22	27,285
13,425		8.500%	12/15/22	14,727
				2,962,280
Other Agency Obligations (1.4%)
4,500,000	Federal Home Loan Bank (l)	3.250%	08/11/06	4,459,189
U.S. Treasury (10.0%)
825,000	U.S. Treasury Bond	1.875%	01/31/06	819,908
2,650,000	U.S. Treasury Bond	2.250%	02/15/07	2,582,817
6,150,000	U.S. Treasury Bond	2.500%	10/31/06	6,045,020
10,190,000	U.S. Treasury Bond	3.375%	10/15/09	9,875,149

See accompanying notes to investments in securities.

2

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$6,490,000	U.S. Treasury Bond	5.375%	02/15/31	$7,270,825
1,116,916	U.S. Treasury Inflation Indexed Notes (h)	1.875%	07/15/13	1,131,926
5,270,000	U.S. Treasury Note	4.250%	11/15/14	5,232,330
				32,957,975
	Total U.S. government and agency obligations (cost: $142,205,152)			141,945,356
Other Government Obligations (.5%)
Provincial or Local Government Obligations (.5%)
1,500,000	Province of Quebec (b)	7.000%	01/30/07	1,548,360
	Total other government obligations (cost: $1,576,155)			1,548,360
Corporate Obligations (53.7%)
Capital Goods (.3%)
Asset-Backed Security (.3%)
864,801	MMCA Automobile Trust	4.560%	11/16/09	862,249
Communication Services (.5%)
Broadcasting (.5%)
1,525,000	COX Communications, Inc.	7.750%	11/01/10	1,687,516
Consumer Cyclical (1.3%)
Beverage (.4%)
1,400,000	Fosters Finance Corporation-144A Issue (b) (f)	5.875%	06/15/35	1,372,118
Textiles (.9%)
2,850,000	Mohawk Industries, Inc.	6.500%	04/15/07	2,920,922
Consumer Staples (.7%)
Printing and Publishing (.7%)
2,175,000	Donnelley & Sons-144A Issue (f)	4.950%	05/15/10	2,164,284
Energy (2.6%)
Oil & Gas (1.8%)
1,585,000	Canadian Natural Resources (b)	5.850%	02/01/35	1,574,075
2,500,000	Husky Energy, Inc. (b)	6.250%	06/15/12	2,652,662
1,700,000	Valero Logistics Operations LP	6.050%	03/15/13	1,766,645
				5,993,382
Pipelines (.8%)
2,400,000	Energy Transfer Partners LP	5.950%	02/01/15	2,387,904
Financial (43.3%)
Asset-Backed Securities (8.7%)
690,000	ABFS Mortgage Loan Trust (m)	7.423%	12/15/33	699,108
111,217	Associates Manufactured Housing Pass Through Certificates	6.900%	06/15/27	111,887

See accompanying notes to investments in securities.

3

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$1,900,000	Associates Manufactured Housing Pass Through Certificates	7.725%	06/15/28	$1,974,569
2,230,000	Centex Home Equity (m)	5.048%	06/25/35	2,191,642
2,650,000	Citibank Credit Card Issuance Trust	5.500%	03/24/17	2,696,602
1,755,000	Countryplace Manufactured Housing Contract-144A Issue (c) (e)	5.200%	12/15/35	1,705,658
1,274,734	Green Tree Financial Corporation	6.400%	10/15/18	1,287,849
863,565	Green Tree Financial Corporation	7.350%	05/15/27	910,738
2,082,353	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.525%	04/20/27	2,077,062
852,286	Mid-State Trust	7.400%	07/01/35	895,491
2,011,635	MMCA Automobile Trust	4.600%	08/17/09	2,020,223
1,172,653	MMCA Automobile Trust	5.370%	01/15/10	1,171,649
686,139	National Collegiate Trust	7.240%	09/20/14	671,607
1,341,965	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	1,370,447
1,500,000	Origen Manufactured Housing	5.700%	01/15/35	1,514,122
725,000	Origen Manufactured Housing (c)	5.730%	11/15/35	720,391
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	716,685
1,275,000	Residential Asset Mortgage Products, Inc. (m)	5.683%	09/25/33	1,287,516
1,125,000	Residential Asset Mortgage Products, Inc.	5.920%	08/25/33	1,136,313
1,500,000	Residential Asset Mortgage Products, Inc. (m)	6.092%	12/25/33	1,507,843
1,100,000	Residential Funding Mortgage Securities (m)	5.090%	07/25/33	1,089,789
928,351	Vanderbilt Mortgage Finance 1997-A (c)	4.739%	03/07/28	927,252
				28,684,443
Auto Finance (2.4%)
3,085,000	ERAC USA Finance Company-144A Issue (f)	5.600%	05/01/15	3,116,930
1,525,000	Ford Motor Credit Company (c)	4.740%	11/16/06	1,519,601
3,325,000	General Motors Acceptance Corporation (c)	4.509%	01/16/07	3,267,820
				7,904,351
Banks (.2%)
625,000	Wachovia Bank NA	4.800%	11/01/14	613,678
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (5.4%)
692,180	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	691,983
57,000	Banco Hipotecario Nacional-144A Issue (b) (e) (k)	7.916%	07/25/09	1,425
182,506	BlackRock Capital Finance LP-144A Issue (f)	7.750%	09/25/26	185,102
1,911,339	Charlie Mac	5.000%	10/25/34	1,859,585
919,093	Chase Mortgage Financial Corporation	5.500%	10/25/33	910,479
526,466	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	532,637
1,311,428	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	1,271,799
2,532,572	Global Mortgage Securitization, Ltd.-144A Issue (e)	5.250%	11/25/32	2,480,887

See accompanying notes to investments in securities.

4

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
$2,995,704	JPMorgan Mortgage Trust (c)	5.665%	09/25/35	$2,990,987
2,619,882	Master Asset Securitization Trust	5.500%	11/25/33	2,603,377
620,211	Mellon Residential Funding Corporation	6.750%	06/25/28	618,589
2,254,194	Residential Accredit Loans, Inc.	5.750%	05/25/33	2,267,853
95,072	Sequoia Mortgage Funding Company-144A Issue (f)	6.380%	08/28/31	94,663
1,254,000	Structured Asset Securities Corporation (m)	5.630%	05/25/34	1,249,902
				17,759,268
Commercial Finance (.1%)
465,000	Block Financial Corporation	5.125%	10/30/14	451,210
Commercial Mortgage-Backed Securities (10.7%)
729,807	277 Park Avenue Finance Corporation-144A Issue (f)	7.580%	05/12/12	751,846
—	Asset Securitization Corporation (c) (g)	2.510%	08/13/29	223,417
2,250,000	Asset Securitization Corporation (c)	7.642%	11/13/29	2,337,134
—	Asset Securitization Corporation-144A Issue (c) (f) (g)	1.658%	10/13/26	578,965
1,650,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	6.200%	07/11/43	1,679,726
2,350,000	Bear Stearns Commercial Mortgage-144A Issue (f)	5.426%	05/14/16	2,381,661
1,125,000	Bear Stearns Commercial Mortgage-144A Issue (f)	6.000%	07/15/31	1,157,416
690,205	FFCA Secured Lending Corporation-144A Issue (f)	6.730%	10/18/25	699,297
2,500,000	FFCA Secured Lending Corporation-144A Issue (f)	6.940%	09/18/25	2,575,242
2,000,000	First Union - Chase Commercial Mortgage	7.062%	06/15/31	2,132,251
1,400,000	GS Mortage Securities Corporation 2001-LIBA E-144A Issue (f)	6.733%	02/14/16	1,485,442
1,500,000	GS Mortgage Securities Corporation II (c)	7.242%	07/13/30	1,555,347
3,270,000	Hilton Hotel Pool Trust-144A Issue (c) (f)	4.216%	10/03/15	3,288,772
1,630,000	Hilton Hotel Pool Trust-144A Issue (f)	7.653%	10/03/15	1,746,192
2,000,000	LB-UBS Commercial Mortgage Trust	4.742%	02/15/30	1,961,990
1,250,000	Meristar Commercial Mortgage Trust-144A Issue (f)	8.290%	03/03/16	1,415,272
1,300,000	Morgan Stanley Dean Witter Capital-144A Issue (f)	6.321%	07/11/11	1,315,918
—	Multi Security Asset Trust-144A Issue (c) (e) (g)	1.067%	11/28/35	1,354,922
1,540,000	Multi Security Asset Trust-144A Issue (c) (e)	5.880%	11/28/35	1,497,360
1,525,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	1,589,334
2,500,000	Paine Webber Mortgage Acceptance Corporation-144A Issue (f)	7.655%	01/02/12	2,586,034
850,000	Wachovia Bank Commercial Mortgage Trust (c)	4.847%	10/15/41	839,703
				35,153,241

See accompanying notes to investments in securities.

5

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
Consumer Finance (1.4%)
$3,165,000	American General Finance	4.875%	05/15/10	$3,158,284
1,550,000	Household Finance Corporation	4.125%	11/16/09	1,509,478
				4,667,762
Finance - Diversified (5.0%)
1,666,558	500 Grant Street Associates-144A Issue (e)	2.593%	12/01/08	1,571,981
2,000,000	Allstate Life Global Funding II	3.500%	07/30/07	1,958,070
1,510,000	Caithness Coso Funding Corporation-144A Issue (e)	5.489%	06/15/19	1,510,755
2,750,000	Capital One Finance	5.500%	06/01/15	2,766,129
900,000	Credit Suisse First Boston USA, Inc.	5.125%	08/15/15	896,773
1,443,000	Fund American Companies, Inc.	5.875%	05/15/13	1,443,254
1,350,000	HSBC Finance Corporation	4.625%	09/15/10	1,332,696
2,000,000	Principal Life Global Funding I-144A Issue (f)	6.250%	02/15/12	2,146,448
2,800,000	St. George Funding Company LLC- 144A Issue (b) (e) (m)	8.485%	12/29/49	3,067,800
				16,693,906
Insurance (3.0%)
1,150,000	Assurant, Inc.	6.750%	02/15/34	1,237,073
1,900,000	Berkshire Hathaway Financial-144A Issue (f)	4.750%	05/15/12	1,878,583
3,000,000	International Lease Finance Corporation	4.875%	09/01/10	2,985,315
2,800,000	Stancorp Financial Group, Inc.	6.875%	10/01/12	3,020,746
835,000	Willis Group North America, Inc.	5.125%	07/15/10	834,386
				9,956,103
Investment Bankers/Brokers (3.0%)
3,150,000	Goldman Sachs Group, Inc.	4.500%	06/15/10	3,099,852
2,610,000	JPMorgan Chase Capital XV	5.875%	03/15/35	2,554,817
2,500,000	Morgan Stanley	6.750%	04/15/11	2,719,598
1,475,000	Nuveen Investments	5.500%	09/15/15	1,457,167
				9,831,434
Real Estate Investment Trust - Apartments (.1%)
250,000	Avalon Properties, Inc.	6.875%	12/15/07	260,362
Real Estate Investment Trust - Diversified (.9%)
3,050,000	Vornado Realty LP	5.625%	06/15/07	3,075,425
Real Estate Investment Trust - Health Care (1.1%)
2,210,000	Healthcare Realty Trust, Inc.	5.125%	04/01/14	2,127,545
1,585,000	Nationwide Health Properties	6.000%	05/20/15	1,586,431
				3,713,976
Real Estate Investment Trust - Office Property (.5%)
1,500,000	Arden Realty LP	5.250%	03/01/15	1,470,792
Real Estate Investment Trust - Shopping Centers (.8%)
2,700,000	Simon Property Group LP	5.100%	06/15/15	2,646,510

See accompanying notes to investments in securities.

6

Principal		Coupon	Maturity	Market Value(a)
Health Care (.9%)
Drugs (.5%)
$875,000	Amerisourcebergen Corporation-144A Issue (f)	5.625%	09/15/12	$861,875
650,000	Amerisourcebergen Corporation-144A Issue (f)	5.875%	09/15/15	641,875
				1,503,750
Managed Care (.4%)
1,250,000	WellPoint, Inc.	5.950%	12/15/34	1,303,200
Residential Whole Loans (.6%)
Real Estate (.6%)
2,125,000	Colonial Realty LP	5.500%	10/01/15	2,088,193
Technology (.5%)
Computer Services & Software (.5%)
1,625,000	Computer Associates International, Inc.- 144A Issue (f)	5.625%	12/01/14	1,612,837
Transportation (1.2%)
Railroads (1.2%)
2,400,000	Norfolk Southern Corporation	5.590%	05/17/25	2,399,098
1,450,000	Union Pacific Corporation-144A Issue (f)	5.214%	09/30/14	1,460,744
				3,859,842
Utilities (1.8%)
Electric Companies (1.8%)
2,250,000	Georgia Power Company	5.500%	12/01/05	2,255,522
2,700,000	Oncor Electric Delivery	7.000%	09/01/22	3,024,413
525,000	Pennsylvania Electric Company	5.125%	04/01/14	521,327
				5,801,262
	Total corporate obligations (cost: $178,221,025)			176,439,920
	Total long-term debt securities (cost: $322,002,332)			319,933,636
Preferred Stocks (1.0%)
Financial (1.0%)
Real Estate Investment Trust - Diversified (.5%)
70,000	PS Business Parks, Inc.	7.000%		1,739,500
Real Estate Investment Trust - Self Storage (.5%)
65,000	Public Storage, Inc.	6.250%		1,586,000
	Total preferred stocks (cost: $3,375,000)			3,325,500

Short-Term Securities (21.7%)
Security Lending Collateral (16.7%)
Commercial Paper (8.6%)
857,769	Atlantic Asset Securities Corporation (d)	3.830%	11/14/05	853,960
1,368,104	Atomium Funding Corporation (d)	3.800%	10/18/05	1,365,956
327,768	Atomium Funding Corporation (d)	4.000%	01/13/06	324,081

See accompanying notes to investments in securities.

7

Principal/Shares		Coupon	Maturity	Market Value(a)
Security Lending Collateral—continued
$1,311,072	Banco Bilbao Vizcaya Argentaria Puerto Rico (d)	3.770%	11/10/05	$1,305,802
2,294,376	Cedar Springs Capital Company (d)	3.550%	10/18/05	2,290,774
2,294,376	Concord Minutemen Capital Company (d)	3.670%	10/05/05	2,294,376
819,420	Cullinan Finance Corporation	3.750%	11/07/05	816,388
491,652	DNB Norske Bank ASA	3.570%	11/07/05	489,833
1,776,503	DNB Norske Bank ASA	3.680%	10/18/05	1,773,713
721,090	DNB Norske Bank ASA	3.870%	11/18/05	717,542
2,622,144	KLIO II Funding Corporation	3.800%	10/21/05	2,617,214
1,966,608	Lehman Brothers Holdings, Inc.	1.000%	03/16/06	1,966,608
2,622,144	Liquid Funding, Ltd.	3.820%	10/25/05	2,616,113
917,750	Morgan Stanley	2.470%	02/03/06	917,750
2,294,376	Nieuw Amsterdam Receivables Corporation (d)	3.670%	10/17/05	2,291,003
2,622,144	Perry Global Funding, Ltd. (d)	3.830%	11/17/05	2,609,663
2,949,912	White Pine Finance LLC	3.770%	10/11/05	2,947,434
				26,654,210
Corporate Notes (3.3%)
2,294,376	American General Finance Corporation	3.690%	10/13/06	2,294,858
1,311,072	Beta Finance, Inc.	3.458%	06/02/06	1,311,505
2,949,912	General Electric Capital Assurance Company	3.162%	06/16/06	2,949,912
1,638,840	Metropolitan Life Global Funding I	3.430%	03/06/06	1,638,758
1,638,840	Morgan Stanley (c)	3.721%	08/13/10	1,639,004
1,123,916	Tango Finance Corporation	3.206%	10/25/06	1,124,096
				10,958,133
Repurchase Agreement (4.8%)
15,852,933	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/30/05, rate 3.987%, due 10/03/05; proceeds $15,858,200 (Collateralized by Corporate Obligations)			15,852,933
	Total security lending collateral (cost: $55,009,276)			55,009,276
Investment Companies (5.0%)
10,521,592	American Beacon Funds, current rate 3.650%			10,521,592
254,959	BlackRock Provident Institutional TempFund, current rate 3.620%			254,959
5,600,000	JPMorgan Prime Money Market Fund, current rate 3.650%			5,600,000
	Total investment companies (cost: $16,376,551)			16,376,551
	Total short-term securities (cost: $71,385,827)			71,385,827
	Total investments in securities (cost: $396,763,159) (n)			$394,644,963
	Payable upon return of securities loaned (-16.7%)			(55,009,276)
	Liabilities in excess of cash and other assets (-3.4%)			(11,173,343)
	Total net assets (100%)			$328,462,344

See accompanying notes to investments in securities.

8

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         The Portfolio held 3.1% of net assets in foreign securities at September 30, 2005.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 4.1% of the Portfolio’s net assets at September 30, 2005.

(e)          Represents ownership in an illiquid security.  (See note 4 to the financial statements.)  Information concerning the illiquid securities held at September 30, 2005, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
500 Grant St Associates-144A Issue*	06/12/03	$1,840,084
Banco Hipotecario Nacional-144A Issue*	01/08/01	56,237
Global Mortgage Securitization, Ltd.-144A Issue*	11/24/04	2,510,926
Multi Security Asset Trust-144A Issue*	02/24/05	1,560,000
Multi Security Asset Trust-144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc. †	03/25/03	1,406,514
St. George Funding Company LLC-144A Issue*	06/12/97	2,800,935
Countryplace Manufactured Housing Contract -144A Issue*	06/29/05	1,754,843
Caithness Coso Funding Corporation-144A Issue*	08/01/05	1,510,000
		$14,960,778

*A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†Represents a private placement security.

(f)            Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(h)         U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)             At September 30, 2005 the total cost of investments issued on a when-issued or forward commitment basis is $13,570,892.

(j)             This security is being fair-valued according to procedures approved by the Board of Directors.

(k)          Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(l)             Security pledged as collateral for when-issued purchase commitment outstanding as of September 30, 2005.

(m)       Stepped rate security.  Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below the stated level, the issuer will either initiate a cleanup call or increase the stated rate.

(n)         At September 30, 2005 the cost of securities for federal income tax purposes was $396,988,789. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,471,114
Gross unrealized depreciation	(4,814,940)
Net unrealized depreciation	$(2,343,826)

See accompanying notes to investments in securities.

9

Money Market Portfolio

Investments in Securities

September 30, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (53.4%)
Basic Materials (4.3%)
Chemicals (2.1%)
$1,000,000	EI Du Pont De Nemours Company	3.560%	10/27/05	$997,429
1,000,000	EI Du Pont De Nemours Company	3.660%	11/08/05	996,137
				1,993,566
Manufacturing (2.2%)
520,000	Minnesota Mining & Manufacturing Company	3.620%	10/24/05	518,797
1,500,000	Minnesota Mining & Manufacturing Company	3.640%	10/21/05	1,496,967
				2,015,764
Capital Goods (1.1%)
Office Equipment (1.1%)
1,000,000	Pitney Bowes Credit Corporation (d)	3.700%	10/04/05	999,692
Communication Services (2.2%)
Telephone (2.2%)
2,100,000	Alltel Corporation (d)	3.730%	10/18/05	2,096,301
Consumer Cyclical (11.7%)
Household Products (5.0%)
2,500,000	Proctor & Gamble Company (d)	3.500%	10/19/05	2,495,625
690,000	Proctor & Gamble Company (d)	3.700%	11/28/05	685,887
1,500,000	Proctor & Gamble Company (d)	3.730%	11/02/05	1,495,027
				4,676,539
Publishing (2.7%)
543,000	New York Times Company	3.850%	12/01/05	539,458
1,500,000	Gannett Company, Inc. (d)	3.580%	10/27/05	1,496,125
500,000	Gannett Company, Inc. (d)	3.610%	11/02/05	498,396
				2,533,979
Retail (1.4%)
1,295,000	Wal-Mart Stores, Inc. (d)	3.640%	11/10/05	1,289,762
Special Services (2.6%)
2,500,000	Societe Generale North America	3.630%	10/25/05	2,493,950
Consumer Staples (10.5%)
Beverage (4.2%)
980,000	PepsiCo, Inc. (d)	3.580%	10/11/05	979,027
1,000,000	PepsiCo, Inc. (d)	3.660%	10/05/05	999,593
2,000,000	The Coca-Cola Company (d)	3.480%	10/07/05	1,998,840
				3,977,460
Food (6.3%)
2,000,000	Cargill, Inc. (d)	3.630%	11/07/05	1,992,538
1,000,000	Nestle Capital Corporation (d)	3.450%	10/06/05	999,521
1,000,000	Nestle Capital Corporation (d)	3.530%	10/13/05	998,823
2,000,000	Nestle Capital Corporation (d)	3.760%	11/22/05	1,989,138
				5,980,020

See accompanying notes to investments in securities.

1

Principal		Rate	Maturity	Market Value(a)
Consumer Staples—continued
Financial (13.0%)
Auto Finance (2.1%)
$2,000,000	American Honda Finance	3.520%	10/11/05	$1,998,044
Commercial Finance (4.2%)
1,500,000	General Electric Capital Corporation	3.540%	10/12/05	1,498,378
500,000	General Electric Capital Corporation	3.820%	12/08/05	496,392
2,000,000	Novartis Finance Corporation (d)	3.700%	10/05/05	1,999,178
				3,993,948
Consumer Finance (2.4%)
1,500,000	AIG Funding, Inc.	3.380%	10/04/05	1,499,578
750,000	AIG Funding, Inc.	3.540%	10/13/05	749,115
				2,248,693
Finance - Diversified (2.2%)
2,100,000	Avon Capital Corporation (e)	3.730%	10/03/05	2,099,565
Insurance (2.1%)
1,000,000	American General Corporation	3.570%	10/06/05	999,504
1,000,000	American General Corporation	3.620%	11/01/05	996,883
				1,996,387
Health Care (6.2%)
Drugs (1.5%)
1,400,000	Pfizer, Inc. (d)	3.700%	11/14/05	1,393,669
Medical Products/Supplies (4.7%)
2,400,000	Medtronic, Inc. (d)	3.720%	10/28/05	2,393,304
2,000,000	UnitedHealth Group, Inc. (d)	3.750%	10/25/05	1,995,000
				4,388,304
Technology (.5%)
Communications Equipment (.5%)
500,000	United Technologies Corporation (d)	3.730%	10/20/05	499,016
Transportation (3.9%)
Air Freight (1.8%)
1,700,000	United Parcel Service, Inc.	3.560%	11/15/05	1,692,435
Auto (2.1%)
2,000,000	Toyota Motor Credit Corporation (d)	3.760%	11/14/05	1,990,809
	Total commercial paper (cost: $50,357,903)			50,357,903

See accompanying notes to investments in securities.

2

Principal/Shares		Rate	Maturity	Market Value(a)
U.S. Government Obligations (36.9%)
Discount Notes (36.9%)
$3,000,000	Federal Home Loan Bank	3.520%	10/21/05	$2,994,133
2,000,000	Federal Home Loan Bank	3.580%	11/04/05	1,993,238
2,300,000	Federal Home Loan Bank	3.630%	11/18/05	2,288,868
1,000,000	Federal Home Loan Bank	3.660%	11/16/05	995,323
2,500,000	Federal Home Loan Bank	3.700%	11/23/05	2,486,382
2,000,000	Federal Home Loan Mortgage Corporation	3.460%	10/18/05	1,996,732
2,700,000	Federal Home Loan Mortgage Corporation	3.500%	10/17/05	2,695,800
1,500,000	Federal Home Loan Mortgage Corporation	3.560%	11/08/05	1,494,363
2,300,000	Federal Home Loan Mortgage Corporation	3.560%	11/10/05	2,290,902
2,450,000	Federal Home Loan Mortgage Corporation	3.750%	12/06/05	2,433,156
2,830,000	Federal National Mortgage Association	3.480%	10/14/05	2,826,444
1,500,000	Federal National Mortgage Association	3.540%	11/03/05	1,495,133
3,000,000	Federal National Mortgage Association	3.550%	10/26/05	2,992,604
2,600,000	Federal National Mortgage Association	3.560%	10/24/05	2,594,096
1,500,000	Federal National Mortgage Association	3.580%	11/09/05	1,494,183
1,700,000	Federal National Mortgage Association	3.670%	11/28/05	1,689,948
	Total U.S. government obligations (cost: $34,761,305)			34,761,305
Other Short-Term Investments (8.9%)
Drugs (3.2%)
3,000,000	Pfizer Inc. (c)	3.660%	11/04/05	3,000,000
Manufacturing (1.6%)
1,500,000	Honeywell International, Inc.	6.875%	10/03/05	1,500,360
Oil & Gas (4.1%)
500,000	Total Capital SA (b) (d)	3.645%	10/13/05	499,392
1,000,000	Total Capital SA (b) (d)	3.750%	11/23/05	994,479
500,000	Total Capital SA (b) (d)	3.770%	11/22/05	497,277
1,860,000	Total SA (b)	7.000%	10/05/05	1,860,896
				3,852,044
	Total other short-term investments (cost: $8,352,404)			8,352,404
Investment Company (1.2%)
1,110,872	Federated Money Market Obligation Trust—
	Prime Obligation Fund, current rate 3.619%			1,110,872
	Total investment company (cost: $1,110,872)			1,110,872
	Total investments in securities (cost: $94,582,484) (f)			$94,582,484
	Liabilities in excess of cash and other assets (-.4%)			(348,221)
	Total net assets (100%)			$94,234,263

See accompanying notes to investments in securities.

3

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         The Portfolio held 4.1% of net assets in foreign securities at September 30, 2005.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”  These securities have been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 35.3% of the Portfolio’s net assets as of September 30, 2005.

(e)          Represents ownership in an illiquid security.  (See note 4 to the financial statements.)  Information concerning the illiquid securities held at September 30, 2005, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Avon Capital Corporation.	09/26/05	$2,098,476.92

(f)            Also represents the cost of securities for federal income tax purposes at September 30, 2005.

See accompanying notes to investments in securities.

4

Mortgage Securities Portfolio

Investments in Securities

September 30, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (97.5%)
Government Obligations (50.0%)
U.S. Government and Agency Obligations (50.0%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.6%)
$1,000,000	(h)	5.500%	10/01/20	$1,014,375
653,520		5.500%	05/01/34	656,168
874,920	(k)	5.500%	05/01/34	878,467
1,000,000	(h)	5.500%	10/01/34	1,000,000
604,081		6.500%	11/01/32	621,812
				4,170,822
Federal National Mortgage Association (FNMA) (44.4%)
1,375,542	(c)	4.806%	03/01/35	1,367,332
1,632,960	(k)	5.000%	05/01/18	1,631,285
5,000,000	(h)	5.000%	10/01/19	4,985,940
6,972,248	(k)	5.000%	11/01/33	6,841,530
10,110,093		5.000%	03/01/34	9,911,060
840,264		5.000%	05/01/34	823,722
1,488,751		5.000%	03/01/35	1,459,443
999,365	(c)	5.176%	06/01/35	1,001,044
1,155,731	(k)	5.500%	02/01/18	1,174,970
2,524,999		5.500%	03/01/18	2,563,020
1,456,341		5.500%	02/01/24	1,465,747
2,880,573		5.500%	04/01/33	2,884,755
1,129,901		5.500%	05/01/33	1,131,011
5,164,724		5.500%	03/01/34	5,182,994
5,662,241		5.500%	04/01/34	5,674,477
372,046		5.500%	05/01/34	372,073
5,464,377		5.500%	07/01/34	5,483,627
1,891,022		5.500%	09/01/34	1,892,886
1,423,645		5.500%	10/01/34	1,423,748
1,914,350		5.500%	02/01/35	1,915,345
246,671		6.000%	09/01/32	252,369
527,360		6.000%	10/01/32	540,501
2,218,270	(k)	6.000%	10/01/32	2,269,257
2,218,342		6.000%	11/01/32	2,273,719
2,377,968		6.000%	03/01/33	2,433,823
994,425		6.000%	04/01/33	1,011,207
729,482		6.000%	12/01/33	741,793
823,110		6.000%	08/01/34	837,048
752,627		6.000%	09/01/34	765,371
1,000,000	(h)	6.000%	10/01/34	1,016,562

See accompanying notes to investments in securities.

1

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$402,193		6.000%	11/01/34	$409,003
3,478,617		6.000%	12/01/34	3,537,520
1,077,975		6.500%	02/01/32	1,115,597
913,752	(k)	6.500%	02/01/32	945,597
764,215		6.500%	04/01/32	793,299
343,389		6.500%	05/01/32	355,368
2,545,395		6.500%	07/01/32	2,647,627
69,298		6.500%	09/01/32	71,402
336,204		6.500%	09/01/34	346,062
185,552		6.500%	11/01/34	190,994
1,706,410		6.500%	03/01/35	1,758,225
1,104,856	(k)	7.000%	09/01/31	1,161,346
116,980		7.000%	11/01/31	122,579
679,946		7.000%	02/01/32	715,160
783,397		7.000%	06/25/32	819,384
120,949		7.000%	07/01/32	127,176
200,967		7.500%	04/01/31	214,572
197,379	(c) (k)	8.157%	11/25/10	200,699
				86,859,269
Government National Mortgage Association (GNMA) (3.9%)
—	(c) (g)	0.370%	03/16/42	692,973
—	(c) (g)	0.979%	06/17/45	1,250,266
—	(c) (g)	1.172%	07/16/40	770,781
—	(c) (g)	1.305%	03/16/34	692,444
397,729		5.000%	11/15/33	394,207
2,845,025		5.500%	12/15/34	2,872,846
1,000,000	(h)	5.500%	10/01/35	1,009,062
				7,682,579
Vendee Mortgage Trust (.1%)
225,922	Vendee Mortgage Trust	7.793%	02/15/25	236,275
	Total U.S. government and agency obligations (cost: $100,082,498)			98,948,945

Asset-Backed Securities (21.0%)
934,390	ABFS Mortgage Loan Trust (l)	6.990%	12/25/31	947,811
1,405,000	ABFS Mortgage Loan Trust (l)	7.423%	12/15/33	1,423,545
2,200,000	Associates Manufactured Housing Pass-Through Certificates	7.900%	03/15/27	2,315,850
1,250,000	BankAmerica Manufactured Housing Contract Trust	7.015%	01/10/28	1,285,224
5,291,000	BankAmerica Manufactured Housing Contract Trust	7.800%	10/10/26	5,499,037
350,000	Centex Home Equity (l)	5.048%	06/25/35	343,980

See accompanying notes to investments in securities.

2

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities—continued
$900,000	CountryplaceManufacturedHousingContract-144AIssue(c)(e)	4.420%	12/15/35	$887,825
1,080,000	Countryplace Manufactured Housing Contract-144A Issue (c) (e)	4.800%	12/15/35	1,057,658
600,000	Credit Based Asset Servicing and Securitization (c) (m)	4.721%	07/25/35	600,000
1,000,000	Credit-Based Asset Servicing and Securitization (l)	4.974%	01/25/35	980,353
1,300,000	Credit-Based Asset Servicing and Securitization (l)	5.109%	12/25/34	1,269,885
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates (c)	5.755%	06/25/24	2,014,593
119,843	Green Tree Financial Corporation	7.050%	01/15/19	123,484
350,000	Green Tree Financial Corporation	7.950%	08/15/25	366,412
633,905	Green Tree Financial Corporation	8.300%	11/15/19	662,585
802,132	Green Tree Financial Corporation	8.400%	06/15/19	840,124
1,418,442	Green Tree Financial Corporation	9.100%	04/15/25	1,774,199
1,330,319	GRMT Fairbanks Trust-144A Issue (c) (e)	5.896%	06/20/32	1,342,638
1,859,723	Lehman ABS Manufactured Housing Contract	5.873%	05/15/22	1,888,993
241,693	Metropolitan Asset Funding, Inc.-144A Issue (f)	6.980%	05/20/12	241,220
240,572	Metropolitan Asset Funding, Inc.-144A Issue (f)	7.130%	06/20/12	240,088
2,394,518	Mid-State Trust	7.790%	07/01/35	2,514,609
789,665	MMCA Automobile Trust	5.370%	01/15/10	788,989
1,291,253	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	1,329,244
1,478,026	Oakwood Mortgage Investors, Inc. (e)	8.100%	08/15/26	1,509,395
51,244	Origen Manufactured Housing	2.020%	10/15/13	50,930
500,000	Origen Manufactured Housing	4.750%	08/15/21	488,261
870,000	Origen Manufactured Housing	4.970%	10/15/21	864,525
1,600,000	Origen Manufactured Housing	5.910%	01/15/35	1,614,918
500,000	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	491,531
1,250,000	Residential Asset Mortgage Products, Inc. (l)	6.092%	12/25/33	1,256,536
1,000,000	Residential Funding Mortgage Securities (l)	5.090%	07/25/33	990,717
415,370	The Money Store Home Equity Trust (c)	3.918%	08/15/29	415,381
690,780	Vanderbilt Mortgage Finance	7.070%	12/07/14	700,663
2,250,000	Vanderbilt Mortgage Finance	7.955%	12/07/24	2,389,208
	Total asset-backed securities (cost: $41,391,249			41,510,411
Other Mortgage-Backed Securities (25.4%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (16.8%)
347,994	Banc of America Alternative Loan Trust	6.000%	12/25/34	349,109
2,410,689	Banc of America Funding Corporation (c)	5.027%	09/20/34	2,387,286

See accompanying notes to investments in securities.

3

Principal		Coupon	Maturity	Market Value(a)
$1,469,431	Banc of America Funding Corporation	6.500%	07/20/32	$1,514,761
1,488,186	Banc of America Mortgage Securities Corporation	5.750%	08/25/34	1,487,763
10,000	Banco Hipotecario Nacional-144A Issue (b) (c) (e) (j)	5.091%	03/25/11	250
389,918	Banco Hipotecario Nacional-144A Issue (b) (e) (j)	7.540%	05/31/17	19,496
50,980	Banco Hipotecario Nacional-144A Issue (b)(e) (j)	7.916%	07/25/09	1,275
1,425,000	Bear Stearns Commercial Mortgage Securities	4.787%	09/15/42	1,410,181
930,752	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	928,137
1,740,828	BlackRock Capital Finance LP-144A Issue (f)	7.750%	09/25/26	1,765,589
2,484,740	Charlie Mac	5.000%	10/25/34	2,417,460
1,077,062	Chase Mortgage Financial Corporation	5.500%	10/25/33	1,066,968
2,000,000	Countrywide Home Loan Mortgage Pass-Through Trust	4.150%	08/25/33	1,878,921
1,579,398	Credit Suisse First Boston Mortgage Securities Corporation	6.000%	11/25/18	1,597,912
841,663	Global Mortgage Securitization, Ltd.	5.250%	04/25/32	816,229
2,102,512	Global Mortgage Securitization, Ltd.-144A Issue (e)	5.250%	11/25/32	2,059,753
1,497,852	JP Morgan Mortgage Trust (c)	5.665%	09/25/35	1,495,494
2,348,728	MASTR Asset Securitization Trust	5.500%	11/25/33	2,333,931
241,990	Prudential Home Mortgage Securities-144A Issue (f)	7.900%	04/28/22	239,108
43,382	Prudential Home Mortgage Securities-144A Issue (c) (f)	8.033%	09/28/24	43,166
1,493,366	Residential Accredit Loans, Inc.	5.750%	06/25/33	1,502,381
352,333	Residential Accredit Loans, Inc.-144A Issue (f)	6.250%	03/25/14	351,969
126,343	Sequoia Mortgage Funding Company-144A Issue (f)	6.380%	08/28/31	125,800
77,980	Structured Asset Mortgage Investments, Inc.	6.750%	04/30/30	77,630
2,000,000	Structured Asset Securities Corporation (l)	5.630%	05/25/34	1,993,464
2,700,000	Structured Asset Securities Corporation (l)	6.000%	06/25/34	2,717,709
1,200,000	Wells Fargo Mortgage-Backed Securities (c)	4.520%	11/25/33	1,178,979
1,613,468	Wells Fargo Mortgage-Backed Securities	5.500%	02/25/34	1,599,171
				33,359,892
Commercial Mortgage-Backed Securities (7.8%)
—	Asset Securitization Corporation (e) (g)	2.433%	08/13/27	531,112
—	Asset Securitization Corporation (c) (g)	2.510%	08/13/29	796,776
—	Asset Securitization Corporation-144A Issue (c (f) (g)	1.658%	10/13/26	745,779
1,000,000	Banc of America Commercial Mortgage, Inc.-144A Issue (f)	6.200%	07/11/43	1,018,016
2,726,000	FFCA Secured Lending Corporation-144A Issue (c) (e)	4.889%	02/18/22	2,545,031

See accompanying notes to investments in securities.

4

Principal		Coupon	Maturity	Market Value(a)
$1,290,000	FFCA Secured Lending Corporation-144A Issue (c) (e)	5.139%	02/18/22	$1,193,762
546,786	GMAC Commercial Mortgage Securities (e) (m)	5.940%	07/01/13	547,641
500,000	Hilton Hotel Pool Trust-144A Issue (c) (f) (i)	4.216%	10/03/15	502,870
1,000,000	Hilton Hotel Pool Trust-144A Issue (f)	7.653%	10/03/15	1,071,284
1,500,000	JPMorgan Chase Commercial Mortgage Sec.-144A Issue (f)	6.221%	10/12/37	1,580,042
—	Multi Security Asset Trust-144A Issue (c) (e) (g)	1.067%	11/28/35	1,146,574
990,000	Multi Security Asset Trust-144A Issue (c) (e)	5.880%	11/28/35	960,934
1,000,000	Nationslink Funding Corporation-144A Issue (f)	5.000%	08/20/30	948,325
1,800,000	Nomura Asset Securities Corporation-144A Issue (f)	6.000%	03/15/30	1,875,935
				15,464,081
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (.8%)
1,490,000	LB Commercial Conduit Mortgage Trust (f)	6.000%	10/15/35	1,517,025
	Total other mortgage-backed securities (cost: $52,895,825)			50,340,998
Corporate Obligations (1.1%)
Financial (1.1%)
Real Estate (1.1%)
2,250,000	Covenant Retirement Communities, Inc. (c)	7.000%	06/01/06	2,250,220
	Total corporate obligations (cost: $2,250,000)			2,250,220
	Total long-term debt securities (cost: $196,619,572)			193,050,574
Short-Term Securities (12.0%)
Security Lending Collateral (5.3%)
Commercial Paper (2.7%)
163,945	Atlantic Asset Securities Corporation (d)	3.830%	11/14/05	163,217
261,484	Atomium Funding Corporation (d)	3.800%	10/18/05	261,074
62,646	Atomium Funding Corporation (d)	4.000%	01/13/06	61,941
250,584	Banco Bilbao Vizcaya Argentaria Puerto Rico (d)	3.770%	11/10/05	249,577
438,522	Cedar Springs Capital Company (d)	3.550%	10/18/05	437,834
438,522	Concord Minutemen Capital Company (d)	3.670%	10/05/05	438,522
156,615	Cullinan Finance Corporation	3.750%	11/07/05	156,036
93,969	DNB Norske Bank ASA	3.570%	11/07/05	93,621
339,541	DNB Norske Bank ASA	3.680%	10/18/05	339,008
137,821	DNB Norske Bank ASA	3.870%	11/18/05	137,143
501,168	KLIO II Funding Corporation	3.800%	10/21/05	500,226
375,876	Lehman Brothers Holdings, Inc.	1.000%	03/16/06	375,876

See accompanying notes to investments in securities.

5

Principal/Shares		Coupon	Maturity	Market Value(a)
Security Lending Collateral—continued
$501,168	Liquid Funding, Ltd.	3.820%	10/25/05	$500,015
175,409	Morgan Stanley	2.470%	02/03/06	175,409
438,522	Nieuw Amsterdam Receivables Corporation (d)	3.670%	10/17/05	437,877
501,168	Perry Global Funding, Ltd. (d)	3.830%	11/17/05	498,782
563,814	White Pine Finance LLC	3.770%	10/11/05	563,340
				5,389,498
Corporate Notes (1.1%)
438,522	American General Finance Corporation	3.690%	10/13/06	438,614
250,584	Beta Finance, Inc.	3.458%	06/02/06	250,667
563,814	General Electric Capital Assurance Company	3.162%	06/16/06	563,814
313,230	Metropolitan Life Global Funding I	3.430%	03/06/06	313,214
313,230	Morgan Stanley (c)	3.721%	08/13/10	313,261
214,813	Tango Finance Corporation	3.206%	10/25/06	214,848
				2,094,418
Repurchase Agreement (1.5%)
3,029,957	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/30/05, rate 3.987%, due 10/03/05; proceeds $3,030,964 (Collateralized by Corporate Obligations)			3,029,957
	Total security lending collateral (cost: $10,513,873)			10,513,873
Investment Companies (6.7%)
5,260,145	American Beacon Funds, current rate 3.650%			5,260,145
240,156	BlackRock Provident Institutional TempFund, current rate 3.620%			240,156
7,850,298	JPMorgan Prime Money Market Fund, current rate 3.650%			7,850,298
	Total investment companies (cost: $13,350,598)			13,350,598
	Total short-term securities (cost: $23,864,471)			23,864,471
	Total investments in securities (cost: $220,484,043) (n)			$216,915,045
	Payable upon return of securities loaned (-5.3%)			(10,513,873)
	Liabilities in excess of other assets (-4.2%)			(8,338,668)
	Total net assets (100%)			$198,062,504

See accompanying notes to investments in securities.

6

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         The Portfolio held .0% of net assets in foreign securities at September 30, 2005.

(c)          Variable rate security.

(d)         Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 1.3% of the Portfolio’s net assets at September 30, 2005.

(e)          Represents ownership in an illiquid security.  (See note 4 to the financial statements.)  Information concerning the illiquid securities held at September 30, 2005, which includes cost and acquisition dates, is as follows:

Security:	Acquisition Dates	Acquisition Cost
Banco Hipotecario Nacional-144A Issue*	09/06/02	$746
Banco Hipotecario Nacional-144A Issue*	Various	366,308
Banco Hipotecario Nacional-144A Issue*	Various	48,917
Countryplace Manufactured Housing Contract-144A Issue*	06/29/05	899,961
Countryplace Manufactured Housing Contract-144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation -144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation -144A Issue*	05/19/03	1,086,220
Global Mortgage Securitization, Ltd. -144A Issue*	11/24/04	2,084,722
GRMT Fairbanks Trust-144A Issue*	07/15/03	1,297,892
Multi Security Asset Trust-144A Issue*	02/24/05	976,199
Multi Security Asset Trust-144A Issue*	02/24/05	1,320,116
Asset Securitization Corporation†	11/28/98	602,904
GMAC Commercial Mortgage Securities†	11/12/01	523,911
Oakwood Mortgage Investors, Inc.†	03/25/03	1,541,947
		$14,214,105

*A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†Represents a private placement security.

(f)            Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”.  These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)         Interest-only security that entitles holders to receive only interest on the underlying mortgages.  The principal amount of the underlying pool represents the notional amount on which current interest is calculated.  The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets.  The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(h)         At September 30, 2005 the total cost of investments issued on a when-issued or forward commitment basis is $9,071,544.

(i)             Partially pledged as initial margin deposit on open Euro futures purchase contracts.

See accompanying notes to financial statements

7

Holdings of Open Futures Contracts

On September 30, 2005, securities with an aggregate market value of $502,870 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
90 Day Euro	December 2005	4	Long	$—	$13,007
90 Day Euro	March 2006	4	Long	—	12,608
90 Day Euro	June 2006	4	Long	—	11,345
90 Day Euro	September 2006	4	Long	—	10,020
90 Day Euro	December 2006	3	Long	—	6,990
90 Day Euro	March 2007	3	Long	—	5,828
90 Day Euro	June 2007	3	Long	—	4,928
90 Day Euro	September 2007	3	Long	—	4,140
90 Day Euro	December 2007	3	Long	—	3,427
90 Day Euro	March 2008	3	Long	—	2,715
90 Day Euro	June 2008	3	Long	—	2,002
90 Day Euro	December 2005	92	Short	226,665	—
		129		$226,665	$77,010

(j)             Security is in default with respect to interest payments.  Income is not being accrued on this security and any payments received are treated as a reduction of principal.  This security is being fair valued according to procedures approved by the board of directors.

(k)          Security pledged as collateral for when-issued purchase commitments outstanding as of September 30, 2005.

(l)             Stepped rate security.  Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated rate.

(m)       This security is being fair-valued according to procedures approved by the Board of Directors.

(n)         At September 30, 2005 the cost of securities for federal income tax purposes was $220,598,009. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,433,648
Gross unrealized depreciation	(5,116,612)
Net unrealized depreciation	$(3,682,964)

See accompanying notes to financial statements

8

Index 500 Portfolio

Investments in Securities

September 30, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (99.4%)
Basic Materials (3.0%)
Chemicals (1.4%)
13,008	Air Products and Chemicals, Inc.	$717,261
4,354	Ashland, Inc.	240,515
4,780	Eastman Chemical Company	224,517
10,804	Ecolab, Inc.	344,972
58,366	EI Du Pont de Nemours & Company	2,286,196
7,048	Engelhard Corporation	196,710
6,616	Hercules, Inc. (b)	80,848
4,791	International Flavors & Fragrances, Inc.	170,751
9,994	PPG Industries, Inc.	591,545
18,970	Praxair, Inc.	909,232
8,529	Rohm & Haas Company	350,797
3,928	Sigma-Aldrich Corporation	251,628
56,596	The Dow Chemical Company	2,358,355
6,679	The Sherwin-Williams Company	294,344
		9,017,671
Construction (.1%)
6,002	Vulcan Materials Company	445,408
Iron and Steel (.1%)
4,936	Allegheny Technologies, Inc.	152,917
9,208	Nucor Corporation	543,180
6,703	United States Steel Corporation	283,872
		979,969
Mining (.6%)
51,188	Alcoa, Inc.	1,250,011
10,340	Freeport-McMoRan Copper & Gold, Inc.	502,421
26,181	Newmont Mining Corporation	1,234,958
5,692	Phelps Dodge Corporation	739,562
		3,726,952
Paper and Forest (.8%)
6,272	Bemis Company	154,918
15,268	Georgia-Pacific Corporation	520,028
28,779	International Paper Company	857,614
27,946	Kimberly-Clark Corporation	1,663,625
6,504	Louisiana-Pacific Corporation	$180,096
10,795	MeadWestvaco Corporation	298,158
10,794	Plum Creek Timber Company, Inc.	409,201
6,629	Temple-Inland, Inc.	270,795
14,373	Weyerhaeuser Company	988,144
		5,342,579
Capital Goods (8.6%)
Aerospace/Defense (2.0%)
11,795	General Dynamics Corporation	1,410,092
7,132	Goodrich Corporation	316,233
6,963	L-3 Communications Holdings, Inc.	550,564
21,352	Lockheed Martin Corporation	1,303,326
20,952	Northrop Grumman Corporation	1,138,741
26,482	Raytheon Company	1,006,846
10,655	Rockwell Automation, Inc.	563,649
10,304	Rockwell Collins, Inc.	497,889
48,148	The Boeing Company	3,271,657
60,127	United Technologies Corporation	3,116,984
		13,175,981
Containers - Metal/Glass (—)
6,374	Ball Corporation	234,181
Electrical Equipment (3.9%)
10,034	American Power Conversion Corporation	259,881
5,456	Cooper Industries, Ltd.	377,228
24,238	Emerson Electric Company	1,740,288
621,993	General Electric Company (f)	20,942,504
50,175	Honeywell International, Inc.	1,881,562
8,502	Molex, Inc.	226,833
9,482	Thermo Electron Corporation (b)	292,994
		25,721,290
Engineering/Construction (.4%)
39,709	Caterpillar, Inc.	2,332,904
5,138	Fluor Corporation	330,784
		2,663,688

See accompanying notes to investments in securities.

Shares		Market Value(a)
Capital Goods—continued
Machinery (.3%)
14,172	Deere & Company	$867,326
19,791	Ingersoll-Rand Company, Ltd. (c)	756,610
		1,623,936
Manufacturing (1.8%)
44,890	3M Company	3,293,130
13,942	Danaher Corporation	750,498
11,881	Dover Corporation	484,626
8,680	Eaton Corporation	551,614
12,249	Illinois Tool Works, Inc.	1,008,460
5,440	ITT Industries, Inc.	617,984
11,065	Leggett & Platt, Inc.	223,513
7,298	Pall Corporation	200,695
6,976	Parker Hannifin Corporation	448,627
4,811	Sealed Air Corporation (b)	228,330
7,891	Textron, Inc.	565,943
118,748	Tyco International, Ltd. (c)	3,307,132
		11,680,552
Trucks and Parts (—)
2,728	Cummins, Inc.	240,037
Waste Management (.2%)
12,801	Allied Waste Industries, Inc. (b)	108,168
32,980	Waste Management, Inc.	943,558
		1,051,726
Communication Services (4.9%)
Telecommunication (1.8%)
6,835	ADC Telecommunications, Inc. (b)	156,248
9,531	Andrew Corporation (b)	106,271
24,884	Avaya, Inc. (b)	256,305
33,911	Ciena Corporation (b)	89,525
11,810	Comverse Technology, Inc. (b)	310,249
86,371	Corning, Inc. (b)	1,669,551
96,702	JDS Uniphase Corporation (b)	214,678
260,797	Lucent Technologies, Inc. (b)	847,590
144,869	Motorola, Inc.	3,200,156
95,663	Qualcomm, Inc.	$4,280,919
8,989	Scientific-Atlanta, Inc.	337,177
26,256	Tellabs, Inc. (b)	276,213
		11,744,882
Telephone (3.1%)
22,401	Alltel Corporation	1,458,529
47,057	AT&T Corporation	931,729
107,511	BellSouth Corporation	2,827,539
7,549	CenturyTel, Inc.	264,064
20,135	Citizens Communications Company	272,829
89,480	Qwest Communications International, Inc. (b)	366,868
193,854	SBC Communications, Inc.	4,646,680
172,093	Sprint Nextel Corporation	4,092,372
162,245	Verizon Communications, Inc.	5,303,789
		20,164,399
Consumer Cyclical (9.6%)
Auto (.5%)
3,542	Cooper Tire & Rubber Company	54,086
8,823	Dana Corporation	83,024
32,940	Delphi Corporation	90,914
108,726	Ford Motor Company	1,072,038
33,180	General Motors Corporation	1,015,640
11,297	Johnson Controls, Inc.	700,979
10,330	The Goodyear Tire & Rubber Company (b)	161,045
7,550	Visteon Corporation	73,839
		3,251,565
Building Materials (.2%)
10,762	American Standard Companies, Inc.	500,971
25,253	Masco Corporation	774,762
		1,275,733
Construction (.2%)
7,530	Centex Corporation	486,287
15,972	DR Horton, Inc.	578,506
4,551	KB Home	333,133
		1,397,926
Distribution Durables (.1%)
10,213	Genuine Parts Company	438,138

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
4,444	WW Grainger, Inc.	$279,616
		717,754
Entertainment (.1%)
20,011	International Game
	Technology	540,297
Hardware and Tools (.1%)
4,733	Black & Decker Corporation	388,532
3,338	Snap-On, Inc.	120,569
4,227	The Stanley Works	197,316
		706,417
Home Builders (.1%)
12,587	Pulte Homes, Inc.	540,234
Houseware (.1%)
4,685	Maytag Corporation	85,548
3,920	Whirlpool Corporation	297,018
		382,566
Leisure (.4%)
5,725	Brunswick Corporation	216,004
25,323	Carnival Corporation	1,265,644
16,101	Harley-Davidson, Inc.	779,932
10,502	Hasbro, Inc.	206,364
23,624	Mattel, Inc.	394,048
7,693	Sabre Holdings Corporation	156,014
		3,018,006
Lodging - Hotel (.4%)
10,773	Harrah’s Entertainment, Inc.	702,292
19,223	Hilton Hotels Corporation	429,057
10,045	Marriott International, Inc.	632,835
12,772	Starwood Hotels & Resorts Worldwide, Inc.	730,175
		2,494,359
Photography/Imagery (.1%)
16,851	Eastman Kodak Company	409,985
Publishing (.8%)
3,452	Dow Jones & Company, Inc.	131,832
14,371	Gannett Company, Inc.	989,156
4,104	Knight-Ridder, Inc.	240,823
2,460	Meredith Corporation	122,729
8,523	New York Times Company	253,559
143,732	News Corporation	2,240,782
21,932	The McGraw-Hill Companies, Inc.	$1,053,613
15,557	Tribune Company	527,227
		5,559,721
Retail (5.2%)
10,580	Autonation, Inc. (b)	211,283
3,263	Autozone, Inc. (b)	271,645
17,352	Bed Bath & Beyond, Inc. (b)	697,203
23,751	Best Buy Company, Inc.	1,033,881
6,679	Big Lots, Inc. (b)	73,402
9,651	Circuit City Stores, Inc.	165,611
28,116	Costco Wholesale Corporation	1,211,518
47,696	CVS Corporation	1,383,661
3,777	Dillards, Inc.	78,864
18,833	Dollar General Corporation	345,397
9,675	Family Dollar Stores, Inc.	192,242
15,557	Federated Department Stores, Inc.	1,040,297
125,582	Home Depot, Inc.	4,789,697
14,692	JC Penney Company, Inc.	696,695
20,223	Kohl’s Corporation (b)	1,014,790
20,485	Limited Brands, Inc.	418,509
45,746	Lowe’s Companies, Inc.	2,946,042
11,207	Nike, Inc.	915,388
12,991	Nordstrom, Inc.	445,851
18,561	Office Depot, Inc. (b)	551,262
4,149	OfficeMax, Inc.	131,399
7,829	RadioShack Corporation	194,159
3,084	Reebok International, Ltd.	174,462
6,057	Sears Holding Corporation (b)	753,612
43,117	Staples, Inc.	919,254
51,907	Target Corporation	2,695,531
34,000	The Gap, Inc.	592,620
8,367	Tiffany & Company	332,756
27,337	TJX Companies, Inc.	559,862
59,988	Walgreen Company	2,606,479
146,545	Wal-Mart Stores, Inc.	6,421,602
		33,864,974
Service (.9%)
61,392	Cendant Corporation	1,267,131

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Cyclical—continued
8,168	Convergys Corporation (b)	$117,374
65,139	eBay, Inc. (b)	2,683,727
24,812	Interpublic Group of Companies, Inc. (b)	288,812
7,145	Monster Worldwide, Inc. (b)	219,423
10,685	Omnicom Group	893,587
9,934	Robert Half International, Inc.	353,551
		5,823,605
Textiles (.3%)
8,098	Cintas Corporation	332,423
22,302	Coach, Inc. (b)	699,391
6,924	Jones Apparel Group, Inc.	197,334
6,234	Liz Claiborne, Inc.	245,121
5,241	VF Corporation	303,821
		1,778,090
Trucks and Parts (.1%)
3,619	Navistar International Corporation (b)	117,364
10,020	Paccar, Inc.	680,258
		797,622
Consumer Staples (10.6%)
Agriculture Products (.3%)
38,169	Archer-Daniels-Midland Company	941,248
15,762	Monsanto Company	989,066
		1,930,314
Beverage (2.2%)
45,577	Anheuser-Busch Companies, Inc.	1,961,634
4,868	Brown-Forman Corporation	289,841
17,684	Coca-Cola Enterprises, Inc.	344,838
11,498	Constellation Brands, Inc. (b)	298,948
3,357	Molson Coors Brewing Company	214,882
8,146	Pepsi Bottling Group, Inc.	232,568
97,976	PepsiCo, Inc.	5,556,219
121,830	The Coca-Cola Company	5,261,838
		14,160,768
Broadcasting (.8%)
31,839	Clear Channel Communications, Inc.	1,047,185
128,846	Comcast Corporation (b)	$3,785,495
13,506	Univision Communications, Inc. (b)	358,314
		5,190,994
Entertainment (.9%)
93,024	Viacom, Inc.	3,070,722
117,943	Walt Disney Company	2,845,965
		5,916,687
Food (1.1%)
10,851	Campbell Soup Company	322,817
30,387	ConAgra Foods, Inc.	752,078
21,476	General Mills, Inc.	1,035,143
10,770	Hershey Company	606,459
19,999	HJ Heinz Company	730,763
15,030	Kellogg Company	693,334
7,777	McCormick & Company, Inc.	253,764
46,032	Sara Lee Corporation	872,306
37,143	Sysco Corporation	1,165,176
14,747	Tyson Foods, Inc.	266,183
10,548	WM Wrigley Jr Company	758,190
		7,456,213
Household Products (.3%)
6,481	Avery Dennison Corporation	339,540
8,925	Clorox Company	495,694
8,565	Fortune Brands, Inc.	696,591
16,152	Newell Rubbermaid, Inc.	365,843
8,787	Pactiv Corporation (b)	153,948
		2,051,616
Personal Care (2.1%)
4,424	Alberto-Culver Company	197,974
27,622	Avon Products, Inc.	745,794
30,477	Colgate-Palmolive Company	1,608,881
150,122	Procter & Gamble Company	8,926,254
52,758	The Gillette Company	3,070,515
		14,549,418
Restaurants (.8%)
7,881	Darden Restaurants, Inc.	239,346
73,345	McDonald’s Corporation	2,456,324
22,565	Starbucks Corporation (b)	1,130,506
6,778	Wendy’s International, Inc.	306,027

See accompanying notes to investments in securities.

Shares		Market Value(a)
Consumer Staples—continued
16,775	Yum! Brands, Inc.	$812,078
		4,944,281
Retail (.4%)
21,615	Albertson’s, Inc.	554,425
42,479	Kroger Company (b)	874,643
26,327	Safeway, Inc.	673,971
7,973	Supervalu, Inc.	248,120
		2,351,159
Service (.2%)
8,581	Apollo Group, Inc. (b)	569,693
12,597	RR Donnelly & Sons Company	466,971
		1,036,664
Tobacco (1.5%)
121,773	Altria Group, Inc.	8,975,888
5,016	Reynolds American, Inc.	416,428
9,644	UST, Inc.	403,698
		9,796,014
Energy (10.2%)
Oil & Gas (8.7%)
4,687	Amerada Hess Corporation	644,462
13,867	Anadarko Petroleum Corporation	1,327,765
19,295	Apache Corporation	1,451,370
22,358	Burlington Resources, Inc.	1,818,153
132,130	ChevronTexaco Corporation	8,552,775
81,672	ConocoPhillips	5,709,690
26,592	Devon Energy Corporation	1,825,275
14,088	EOG Resources, Inc.	1,055,191
369,948	Exxon Mobil Corporation (f)	23,506,493
6,812	Kerr-McGee Corporation	661,513
21,475	Marathon Oil Corporation	1,480,272
9,631	Murphy Oil Corporation	480,298
9,239	Nabors Industries, Ltd. (b) (c)	663,637
8,022	Noble Corporation	549,186
23,458	Occidental Petroleum Corporation	2,004,017
6,390	Rowan Companies, Inc.	226,781
8,022	Sunoco, Inc.	627,320
19,291	Transocean, Inc. (b)	1,182,731
17,931	Valero Energy Corporation	$2,027,279
21,197	XTO Energy, Inc.	960,648
		56,754,856
Oil & Gas Services (1.2%)
19,989	Baker Hughes, Inc.	1,192,944
18,913	BJ Services Company	680,679
29,824	Halliburton Company	2,043,540
10,174	National Oilwell Varco, Inc. (b)	669,449
34,518	Schlumberger, Ltd.	2,912,629
8,121	Weatherford International, Ltd. (b)	557,588
		8,056,829
Pipelines (.3%)
16,807	Dynegy, Inc. (b)	79,161
38,684	El Paso Corporation	537,708
5,606	Kinder Morgan, Inc.	539,073
33,572	Williams Companies, Inc.	840,979
		1,996,921
Financial (20.2%)
Banks (6.0%)
20,561	AmSouth Bancorp	519,371
235,748	Bank of America Corporation	9,924,991
32,125	BB&T Corporation	1,254,481
9,822	Comerica, Inc.	578,516
7,296	Compass Bancshares, Inc.	334,376
32,630	Fifth Third Bancorp	1,198,500
7,340	First Horizon National Corporation	266,809
13,543	Huntington Bancshares, Inc.	304,311
24,015	KeyCorp	774,484
4,741	M&T Bank Corporation	501,171
12,157	Marshal & Ilsley Corporation	528,951
24,535	Mellon Financial Corporation	784,384
33,366	National City Corporation	1,115,759
28,070	North Fork Bancorporation, Inc.	715,785
10,890	Northern Trust Corporation	550,490
17,060	PNC Financial Services Group, Inc.	989,821

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
27,019	Regions Financial Corporation	$840,831
19,414	State Street Corporation	949,733
21,272	SunTrust Banks, Inc.	1,477,340
18,292	Synovus Financial Corporation	507,054
45,673	The Bank of New York Company, Inc.	1,343,243
107,236	U.S. Bancorp	3,011,187
92,549	Wachovia Corporation	4,404,407
99,044	Wells Fargo & Company	5,801,007
5,291	Zions Bancorporation	376,772
		39,053,774
Commercial Services (.3%)
7,642	Equifax, Inc.	267,011
18,962	H&R Block, Inc.	454,709
14,830	Moody’s Corporation	757,516
19,541	Paychex, Inc.	724,580
		2,203,816
Finance - Diversified (2.8%)
72,809	American Express Company	4,182,149
16,939	Capital One Financial Corporation	1,346,989
11,835	CIT Group, Inc.	534,705
34,887	Countrywide Financial Corporation	1,150,573
4,970	Federated Investors, Inc.	165,153
13,017	Janus Capital Group, Inc.	188,096
206,113	JP Morgan Chase & Company	6,993,414
73,802	MBNA Corporation	1,818,481
17,296	Providian Financial Corporation (b)	305,793
24,499	SLM Corporation	1,314,126
		17,999,479
Insurance (4.8%)
16,919	ACE, Ltd. (c)	796,377
29,437	Aflac, Inc.	1,333,496
6,330	AMBAC Financial Group, Inc.	456,140
152,264	American International Group, Inc.	9,434,277
18,689	AON Corporation	$599,543
11,638	Chubb Corporation	1,042,183
7,526	Cigna Corporation	887,014
10,256	Cincinnati Financial Corporation	429,624
17,572	Hartford Financial Services Group, Inc.	1,356,031
7,869	Jefferson-Pilot Corporation	402,657
10,156	Lincoln National Corporation	528,315
7,954	Loews Corporation	735,029
31,406	Marsh & McLennan Companies, Inc.	954,428
7,889	MBIA, Inc.	478,231
44,386	Metlife, Inc.	2,211,754
5,498	MGIC Investment Corporation	352,972
16,411	Principal Financial Group	777,389
30,085	Prudential Financial, Inc.	2,032,543
7,301	Safeco Corporation	389,727
38,514	The Allstate Corporation	2,129,439
11,571	The Progressive Corporation	1,212,294
39,633	The St. Paul Travelers Companies, Inc.	1,778,333
6,121	Torchmark Corporation	323,372
17,478	UnumProvident Corporation	358,299
8,238	XL Capital, Ltd. (c)	560,431
		31,559,898
Investment Bankers/Brokers (4.4%)
303,350	Citigroup, Inc.	13,808,492
21,744	E*Trade Financial Corporation (b)	382,694
8,710	Franklin Resources, Inc.	731,292
27,283	Goldman Sachs Group, Inc.	3,317,067
16,014	Lehman Brothers Holdings, Inc.	1,865,311
54,353	Merrill Lynch & Company, Inc.	3,334,557
63,727	Morgan Stanley	3,437,434
7,615	T Rowe Price Group, Inc.	497,260
6,572	The Bear Stearns Companies, Inc.	721,277

See accompanying notes to investments in securities.

Shares		Market Value(a)
Financial—continued
60,977	The Charles Schwab Corporation	$879,898
		28,975,282
Real Estate Investment Trust - Apartments (.2%)
5,603	Apartment Investment & Management Company	217,284
12,424	Archstone-Smith Trust	495,345
16,848	Equity Residential	637,697
		1,350,326
Real Estate Investment Trust - Diversified (.1%)
6,918	Vornado Realty Trust	599,237
Real Estate Investment Trust - Office Property (.1%)
24,090	Equity Office Properties Trust	787,984
Real Estate Investment Trust - Regional Mall (.1%)
10,743	Simon Property Group, Inc.	796,271
Real Estate Investment Trust - Self Storage (.1%)
4,850	Public Storage, Inc.	324,950
Real Estate Investment Trust - Warehouse/Industrial (.1%)
14,493	ProLogis	642,185
Savings and Loans (.5%)
14,992	Golden West Financial Corporation	890,375
21,220	Sovereign Bancorp, Inc.	467,689
51,604	Washington Mutual, Inc.	2,023,909
		3,381,973
U.S. Government Obligations (.7%)
56,791	Fannie Mae	2,545,373
40,544	Freddie Mac	2,289,114
		4,834,487
Health Care (12.9%)
Biotechnology (1.3%)
72,393	Amgen, Inc. (b)	5,767,550
19,852	Biogen Idec, Inc. (b)	783,757
6,394	Chiron Corporation (b)	278,906
15,060	Genzyme Corporation (b)	1,078,898
14,453	Medimmune, Inc. (b)	486,343
3,025	Millipore Corporation (b)	190,242
		8,585,696
Drugs (5.9%)
91,204	Abbott Laboratories	3,867,050
7,674	Allergan, Inc.	$703,092
6,052	AmerisourceBergen Corporation	467,820
114,758	Bristol-Myers Squibb Company	2,761,077
25,044	Cardinal Health, Inc.	1,588,791
26,403	Caremark Rx, Inc. (b)	1,318,302
66,525	Eli Lilly & Company	3,560,418
8,721	Express Scripts, Inc. (b)	542,446
19,942	Forest Laboratories, Inc. (b)	777,140
26,751	Gilead Sciences, Inc. (b)	1,304,379
9,381	Hospira, Inc. (b)	384,340
14,183	King Pharmaceuticals, Inc. (b)	218,135
17,860	Medco Health Solutions, Inc. (b)	979,264
128,823	Merck & Company, Inc.	3,505,274
12,826	Mylan Laboratories, Inc.	247,029
432,457	Pfizer, Inc.	10,798,451
86,625	Schering-Plough Corporation	1,823,456
6,115	Watson Pharmaceuticals, Inc. (b)	223,870
78,692	Wyeth	3,641,079
		38,711,413
Health Care - Diversified (.1%)
7,928	Laboratory Corporation of America Holdings (b)	386,173
Hospital Management (.3%)
26,518	HCA, Inc.	1,270,743
14,503	Health Management Associates, Inc.	340,385
27,492	Tenet Healthcare Corporation (b)	308,735
		1,919,863
Managed Care (1.6%)
17,013	Aetna, Inc.	1,465,500
6,300	Coventry Health Care, Inc. (b)	541,926
9,530	Humana, Inc. (b)	456,296
4,563	Manor Care, Inc.	175,265

See accompanying notes to investments in securities.

Shares		Market Value(a)
Health Care—continued
18,092	McKesson Corporation	$858,465
74,113	UnitedHealth Group, Inc.	4,165,151
36,004	Wellpoint, Inc. (b)	2,729,823
		10,392,426
Medical Products/Supplies (3.6%)
3,155	Bausch & Lomb, Inc.	254,545
36,525	Baxter International, Inc.	1,456,252
14,665	Becton Dickinson & Company	768,886
14,643	Biomet, Inc.	508,259
34,649	Boston Scientific Corporation (b)	809,747
6,206	CR Bard, Inc.	409,782
19,364	Guidant Corporation	1,333,986
174,537	Johnson & Johnson	11,044,701
71,058	Medtronic, Inc.	3,810,130
21,392	St. Jude Medical, Inc. (b)	1,001,146
17,046	Stryker Corporation	842,584
14,513	Zimmer Holdings, Inc. (b)	999,801
		23,239,819
Special Services (.1%)
7,154	Fisher Scientific International, Inc. (b)	443,906
9,766	Quest Diagnostics, Inc.	493,574
		937,480
Technology (14.2%)
Computer Hardware (3.6%)
7,395	Affiliated Computer Services, Inc. (b)	403,767
48,689	Apple Computer, Inc. (b)	2,610,217
140,667	Dell, Inc. (b)	4,810,811
15,462	Gateway, Inc. (b)	41,747
168,100	Hewlett-Packard Company	4,908,520
93,632	International Business Machines Corporation	7,511,159
6,966	Lexmark International, Inc. (b)	425,274
10,901	NCR Corporation (b)	347,851
13,428	Pitney Bowes, Inc.	560,485
200,081	Sun Microsystems, Inc. (b)	784,318
14,260	Symbol Technologies, Inc.	138,037
56,296	Xerox Corporation (b)	$768,440
		23,310,626
Computer Networking (1.4%)
374,967	Cisco Systems, Inc. (b)	6,723,158
73,575	Yahoo!, Inc. (b)	2,489,778
		9,212,936
Computer Peripherals (.4%)
141,441	EMC Corporation Massachusetts (b)	1,830,247
21,588	Network Appliance, Inc. (b)	512,499
		2,342,746
Computer Services & Software (4.6%)
28,843	Adobe Systems, Inc.	860,964
13,401	Autodesk, Inc.	622,342
34,042	Automatic Data Processing, Inc.	1,465,168
12,732	BMC Software, Inc. (b)	268,645
9,997	Citrix Systems, Inc. (b)	251,325
27,185	Computer Associates International, Inc.	756,015
10,842	Computer Sciences Corporation (b)	512,935
22,769	Compuware Corporation (b)	216,306
17,809	Electronic Arts, Inc. (b)	1,013,154
13,246	IMS Health, Inc.	333,402
5,081	Mercury Interactive Corporation (b)	201,208
540,560	Microsoft Corporation	13,908,609
22,412	Novell, Inc. (b)	166,969
221,278	Oracle Corporation (b)	2,741,634
15,977	Parametric Technology Corporation (b)	111,360
30,647	Siebel Systems, Inc.	316,584
70,281	Symantec Corporation (b)	1,592,568
275,425	Time Warner, Inc.	4,987,947
19,981	Unisys Corporation (b)	132,674
		30,459,809
Electrical Equipment (.1%)
10,090	Jabil Circuit, Inc. (b)	311,983
30,840	Sanmina-SCI Corporation (b)	132,304

See accompanying notes to investments in securities.

Shares		Market Value(a)
Technology—continued
57,045	Solectron Corporation (b)	$223,046
		667,333
Electrical Instruments (.3%)
28,995	Agilent Technologies, Inc. (b)	949,586
11,461	Applera Corporation - Applied Biosystems Group	266,354
7,642	PerkinElmer, Inc.	155,668
4,914	Tektronix, Inc.	123,980
6,740	Waters Corporation (b)	280,384
		1,775,972
Electronic Components - Semiconductor (3.3%)
23,373	Advanced Micro Devices, Inc. (b)	589,000
21,859	Altera Corporation (b)	417,725
21,850	Analog Devices, Inc.	811,509
95,198	Applied Materials, Inc.	1,614,558
17,923	Applied Micro Circuits Corporation (b)	53,769
16,586	Broadcom Corporation (b)	778,049
23,768	Freescale Semiconductor, Inc. (b)	560,449
357,501	Intel Corporation	8,812,400
11,593	Kla-Tencor Corporation	565,275
18,000	Linear Technology Corporation	676,620
22,925	LSI Logic Corporation (b)	225,811
19,239	Maxim Integrated Products, Inc.	820,543
36,150	Micron Technology, Inc. (b)	480,795
20,109	National Semiconductor Corporation	528,867
8,132	Novellus Systems, Inc. (b)	203,951
9,897	Nvidia Corporation (b)	339,269
10,692	PMC - Sierra, Inc. (b)	94,197
5,330	QLogic Corporation (b)	182,286
11,544	Teradyne, Inc. (b)	190,476
95,231	Texas Instruments, Inc.	3,228,331
20,506	Xilinx, Inc.	571,092
		21,744,972
Service - Data Processing (.5%)
30,448	Electronic Data Systems Corporation	$683,253
45,270	First Data Corporation	1,810,800
11,013	Fiserv, Inc. (b)	505,166
10,623	Intuit, Inc. (b)	476,017
		3,475,236
Transportation (1.6%)
Air Freight (.9%)
17,768	FedEx Corporation	1,548,126
64,968	United Parcel Service, Inc. Georgia	4,491,238
		6,039,364
Airlines (.1%)
40,649	Southwest Airlines Company	603,638
Railroads (.6%)
21,911	Burlington Northern Santa Fe Corporation	1,310,278
12,730	CSX Corporation	591,690
23,735	Norfolk Southern Corporation	962,692
15,477	Union Pacific Corporation	1,109,701
		3,974,361
Trucking (—)
3,767	Ryder System, Inc.	128,907
Utilities (3.6%)
Electric Companies (3.4%)
9,548	Allegheny Energy, Inc. (b)	293,315
11,956	Ameren Corporation	639,526
23,069	American Electric Power Company, Inc.	915,839
18,162	Centerpoint Energy, Inc.	270,069
11,669	Cinergy Corporation	518,220
12,865	CMS Energy Corporation (b)	211,629
14,337	Consolidated Edison, Inc.	696,061
10,443	Constellation Energy Group, Inc.	643,289
19,996	Dominion Resources, Inc.	1,722,455
10,434	DTE Energy Company	478,503
54,354	Duke Energy Corporation	1,585,506
19,117	Edison International	903,852

See accompanying notes to investments in securities.

Shares		Market Value(a)
Utilities—continued
12,219	Entergy Corporation	$908,116
39,344	Exelon Corporation	2,102,543
19,353	FirstEnergy Corporation	1,008,678
23,118	FPL Group, Inc.	1,100,417
15,988	NiSource, Inc.	387,709
21,888	PG&E Corporation	859,104
5,795	Pinnacle West Capital Corporation	255,444
22,267	PPL Corporation	719,892
14,740	Progress Energy, Inc.	659,615
14,025	Public Service Enterprise Group, Inc.	902,649
12,195	TECO Energy, Inc.	219,754
38,324	The AES Corporation (b)	629,663
43,818	The Southern Company	1,566,932
14,085	TXU Corporation	1,589,915
23,630	Xcel Energy, Inc.	463,384
		22,252,079
Natural Gas (.2%)
10,225	KeySpan Corporation	376,076
2,543	Nicor, Inc.	106,882
2,247	Peoples Energy Corporation	88,487
15,029	Sempra Energy	707,265
		1,278,710
Power Products - Industrial (—)
33,324	Calpine Corporation (b)	86,309
Total common stocks (cost: $393,739,851)		650,600,369

See accompanying notes to investments in securities.

Principal/Shares		Rate	Maturity	Market Value(a)
Short-Term Securities (12.1%)
Security Lending Collateral (11.5%)
Commercial Paper (5.9%)
$1,178,644	Atlantic Asset Securities Corporation (e)	3.830%	11/14/05	$1,173,411
1,879,886	Atomium Funding Corporation (e)	3.800%	10/18/05	1,876,935
450,380	Atomium Funding Corporation (e)	4.000%	01/13/06	445,313
1,801,520	Banco Bilbao Vizcaya Argentaria Puerto Rico (e)	3.770%	11/10/05	1,794,278
3,152,660	Cedar Springs Capital Company (e)	3.550%	10/18/05	3,147,710
3,152,660	Concord Minutemen Capital Company (e)	3.670%	10/05/05	3,152,660
1,125,950	Cullinan Finance Corporation	3.750%	11/07/05	1,121,784
675,570	DNB Norske Bank ASA	3.570%	11/07/05	673,071
2,441,060	DNB Norske Bank ASA	3.680%	10/18/05	2,437,227
990,836	DNB Norske Bank ASA	3.870%	11/18/05	985,961
3,603,040	KLIO II Funding Corporation	3.800%	10/21/05	3,596,266
2,702,280	Lehman Brothers Holdings, Inc.	1.000%	03/16/06	2,702,280
3,603,040	Liquid Funding, Ltd.	3.820%	10/25/05	3,594,753
1,261,064	Morgan Stanley	2.470%	02/03/06	1,261,064
3,152,660	Nieuw Amsterdam Receivables Corporation (e)	3.670%	10/17/05	3,148,026
3,603,040	Perry Global Funding, Ltd. (e)	3.830%	11/17/05	3,585,890
4,053,420	White Pine Finance LLC	3.770%	10/11/05	4,050,015
				38,746,644
Corporate Notes (2.3%)
3,152,660	American General Finance Corporation	3.690%	10/13/06	3,153,322
1,801,520	Beta Finance, Inc.	3.458%	06/02/06	1,802,115
4,053,420	General Electric Capital Assurance Company	3.162%	06/16/06	4,053,420
2,251,900	Metropolitan Life Global Funding I	3.430%	03/06/06	2,251,787
2,251,900	Morgan Stanley (d)	3.721%	08/13/10	2,252,125
1,544,353	Tango Finance Corporation	3.206%	10/25/06	1,544,600
				15,057,369
Repurchase Agreement (3.3%)
21,783,225	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/30/05, rate 3.987%, due 10/03/05; proceeds $21,790,463
	(Collateralized by Corporate Obligations)			21,783,225
	Total security lending collateral (cost: $75,587,238)			75,587,238
Investment Companies (.6%)
1,900,000	American Beacon Funds, current rate 3.650%			1,900,000
2,247,640	Federated Money Market Obligation Trust—Prime Obligation Fund, current rate 3.619%			2,247,640
	Total investment companies (cost: $4,147,640)			4,147,640
	Total short-term securities (cost: $79,734,878)			79,734,878
	Total investments in securities (cost: $473,474,729) (g)			$730,335,247
	Payable upon return of securities loaned (-11.5%)			(75,587,238)
	Cash and other assets in excess of liabilities (.0%)			113,988
	Total net assets (100%)			$654,861,997

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held .9% of net assets in foreign securities at September 30, 2005.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 2.8% of the Portfolio’s net assets at September 30, 2005.

(f)            Fully or partially pledged as initial margin deposits on open index futures purchased contracts.

Holdings of Open Futures Contracts

On September 30, 2005, securities with an aggregate market value of $19,054,668 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500 ® EMINI	December 2005	60	Long	$775	$18,210

(g)         At September 30, 2005 the cost of securities for federal income tax purposes was $478,443,368. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$285,226,921
Gross unrealized depreciation	(33,335,042)
Net unrealized appreciation	$251,891,879

See accompanying notes to investments in securities.

Maturing Government Bond 2006 Portfolio

Investments in Securities

September 30, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Long-Term Debt Securities (100.5%)
U.S. Government and Agency Obligations (100.5%)
$650,000	Federal Home Loan Mortgage Corporation Strip (b)	2.992%	01/15/07	$615,103
613,000	Federal National Mortgage Association Strip (b)	5.825%	04/08/07	574,174
200,000	Financing Corporation Strip (b)	3.003%	05/11/06	195,044
686,000	Financing Corporation Strip (b)	5.181%	11/11/06	654,350
921,000	Financing Corporation Strip (b)	7.804%	09/07/07	846,369
500,000	Resolution Funding Corporation Strip (b)	7.597%	07/15/07	464,549
850,000	U.S. Treasury Strip (b)	4.025%	11/15/06	812,871
	Total U.S. government and ageny obligations (cost: $4,080,879)			4,162,460
	Total long-term debt securities (cost: $4,080,879)			4,162,460
Shares
Short-Term Security (.2%)
Investment Company (.2%)
6,755	BlackRock Provident Institutional TempFund, current rate 3.620%			6,755
	Total investment company (cost: $6,755)			6,755
	Total short-term security (cost: $6,755)			6,755
	Total investments in securities (cost: $4,087,634) (c)			$4,169,215
	Liabilities in excess of other assets (-.7%)			(29,040)
	Total net assets (100%)			$4,140,175

See accompanying notes to investments in securities.

1

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 to the investments in securities.
(b)	For zero coupon issues (strips) the interest rate represents yield to maturity at September 30, 2005.
(c)

At September 30, 2005 the cost of securities for federal income tax purposes was $4,098,147. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$83,213
Gross unrealized depreciation	(12,145)
Net unrealized appreciation	$71,068

See accompanying notes to investments in securities.

2

Maturing Government Bond 2010 Portfolio

Investments in Securities

September 30, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Long-Term Debt Securities (99.9%)
U.S. Government and Agency Obligations (99.9%)
$717,000	Federal National Mortgage Association Strip (b)	4.973%	05/15/11	$557,410
719,000	Federal National Mortgage Association Strip (b)	6.084%	11/29/09	597,844
412,000	Financing Corporation Strip (b)	5.563%	11/02/10	330,523
1,000,000	Financing Corporation Strip (b)	5.821%	04/05/11	781,206
350,000	Government Trust Certificate (b)	9.420%	05/15/10	286,905
132,000	Government Trust Certificate (b)	9.520%	05/15/10	108,204
524,000	Government Trust Certificate (b)	9.560%	11/15/10	421,495
1,032,000	Resolution Funding Corporation Strip (b)	5.611%	04/15/11	817,119
475,000	Tennessee Valley Authority (b)	8.700%	04/15/10	388,327
85,000	U.S. Treasury Strip (b)	3.841%	08/15/10	69,865
1,080,000	U.S. Treasury Strip (b)	4.151%	08/15/11	845,809
	Total U.S. government and agency obligations (cost: $4,928,254)			5,204,707
	Total long-term debt securities (cost: $4,928,254)			5,204,707
Short-Term Securities (17.2%)
Security Lending Collateral (16.7%)
Commercial Paper (8.6%)
13,595	Atlantic Asset Securities Corporation (d)	3.830%	11/14/05	13,535
21,684	Atomium Funding Corporation (d)	3.800%	10/18/05	21,650
5,195	Atomium Funding Corporation (d)	4.000%	01/13/06	5,137
20,780	Banco Bilbao Vizcaya Argentaria Puerto Rico (d)	3.770%	11/10/05	20,696
36,365	Cedar Springs Capital Company (d)	3.550%	10/18/05	36,308
36,365	Concord Minutemen Capital Company (d)	3.670%	10/05/05	36,365
12,988	Cullinan Finance Corporation	3.750%	11/07/05	12,939
7,792	DNB Norske Bank ASA	3.570%	11/07/05	7,764
28,157	DNB Norske Bank ASA	3.680%	10/18/05	28,113
11,429	DNB Norske Bank ASA	3.870%	11/18/05	11,373
41,560	KLIO II Funding Corporation	3.800%	10/21/05	41,482
31,170	Lehman Brothers Holdings, Inc.	1.000%	03/16/06	31,170
41,560	Liquid Funding, Ltd.	3.820%	10/25/05	41,464
14,546	Morgan Stanley	2.470%	02/03/06	14,546
36,365	Nieuw Amsterdam Receivables Corporation (d)	3.670%	10/17/05	36,311
41,560	Perry Global Funding, Ltd. (d)	3.830%	11/17/05	41,362
46,755	White Pine Finance LLC	3.770%	10/11/05	46,716
				446,931
Corporate Notes (3.3%)
36,365	American General Finance Corporation	3.690%	10/13/06	36,373
20,780	Beta Finance, Inc.	3.458%	06/02/06	20,787
46,755	General Electric Capital Assurance Company	3.162%	06/16/06	46,755
25,975	Metropolitan Life Global Funding I	3.430%	03/06/06	25,974
25,975	Morgan Stanley (c)	3.721%	08/13/10	25,977
17,814	Tango Finance Corporation	3.206%	10/25/06	17,816
				173,682

See accompanying notes to investments in securities.

1

Principal		Rate	Maturity	Market Value(a)
Security Lending Collateral—continued
Repurchase Agreement (4.8%)
$251,263	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/30/05, rate 3.987%, due 10/03/05; proceeds $251,347
	(Collateralized by Corporate Obligations)			$251,263
	Total security lending collateral (cost: $871,876)			871,876
Investment Company (.5%)
27,027	BlackRock Provident Institutional TempFund, current rate 3.620%			27,027
	Total investment company (cost: $27,027)			27,027
	Total short-term security (cost: $898,903)			898,903
	Total investments in securities (cost: $5,827,157) (e)			$6,103,610
	Payable upon return of securities loaned (-16.7%)			(871,876)
	Liabilities in excess of other assets (-.4%)			(22,819)
	Total Net Assets (100%)			$5,208,915

See accompanying notes to investments in securities.

2

Investments in Securities Legend

(a)	Securities are valued by procedures described in note 2 to the investments in securities.
(b)	For zero coupon issues (strips) the interest rate represents yield to maturity at September 30, 2005.
(c)	Variable rate security.
(d)

Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 4.1% of the Portfolio’s net assets at September 30, 2005.

(e)

At September 30, 2005 the cost of securities for federal income tax purposes was $5,827,157. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$281,987
Gross unrealized depreciation	(5,534)
Net unrealized appreciation	$276,453

See accompanying notes to investments in securities.

3

International Bond Portfolio
Investments in Securities
September 30, 2005
(Unaudited)
(Percentages of each investment category relate to total net assets.)

				Market
Principal(b)		Coupon	Maturity	Value(a)
Long-Term Debt Securities (99.0%)
Australia (15.1%)
Government (15.1%)
$3,850,000	Australian Government Bond (Australian Dollar)	6.000%	02/15/17	$3,088,985
8,121,000	Australian Government Bond (Australian Dollar)	6.500%	05/15/13	6,639,173
				9,728,158
Austria (4.8%)
Banks (4.8%)
333,000,000	Oesterreichische Kontrollbank AG (Japanese Yen)	1.800%	03/22/10	3,085,899
Canada (4.9%)
Government (4.9%)
1,719,000	Canadian Government Bond (Canadian Dollar)	5.000%	06/01/14	1,597,799
170,000,000	Province of Quebec (Japanese Yen)	1.600%	05/09/13	1,535,004
				3,132,803
Cayman Islands (.9%)
Finance - Diversified (.9%)
440,000	Hutchison Whampoa Finance Cl, Ltd. (Euro)	5.875%	07/08/13	604,963
Denmark (1.7%)
Government (1.7%)
910,000	Kingdom of Denmark (Euro)	3.125%	10/15/09	1,117,969
Finland (.5%)
Government (.5%)
250,000	Finland Government Bond (Euro)	5.750%	02/23/11	346,056
France (4.9%)
Government (4.1%)
1,110,000	France Government Bond (Euro)	4.250%	04/25/19	1,470,316
1,000,000	French Treasury Note BTAN (Euro)	2.250%	03/12/06	1,206,353
Telephone (.8%)
340,000	France Telecom SA (Euro)	7.250%	01/28/13	509,979
				3,186,648
Germany (4.8%)
Banks (2.4%)
175,000,000	NRW Bank (Japanese Yen)	0.050%	03/20/07	1,541,717
Government (2.4%)
320,000,000	Federal State of North Rhine Westphalia Bond
	(Hungarian Forint)	6.000%	02/13/07	1,542,029
				3,083,746
Greece (.2%)
Electric Companies (.2%)
80,000	Public Power Corporation (Euro)	4.500%	03/12/09	100,983

See accompanying notes to investments in securities.

1

				Market
Principal(b)		Coupon	Maturity	Value(a)
Ireland (4.4%)
Government (4.4%)
$2,300,000	Ireland Government Bond (Euro)	3.250%	04/18/09	$2,836,369
Italy (4.6%)
Government (4.6%)
2,070,000	Buoni Poliennali del Tesoro (Euro)	5.000%	08/01/34	2,997,838
Japan (15.1%)
Government (15.1%)
340,000,000	Development Bank of Japan (Japanese Yen)	1.050%	06/20/23	2,605,892
460,000,000	Development Bank of Japan (Japanese Yen)	1.600%	06/20/14	4,156,542
150,000,000	Japan Finance Corporation for Municipal Enterprises
	(Japanese Yen)	1.350%	11/26/13	1,332,649
190,000,000	Japan Government Ten Year Bond (Japanese Yen)	1.300%	06/20/15	1,653,185
				9,748,268
Luxembourg (.7%)
Telephone (.7%)
300,000	Telecom Italia Finance SA (Euro)	7.250%	04/20/11	431,014
Mexico (10.6%)
Government (10.6%)
20,200,000	Mexican Bonos (Mexican Peso)	8.000%	12/19/13	1,812,352
28,500,000	Mexican Bonos (Mexican Peso)	9.000%	12/24/09	2,712,700
22,900,000	Mexican Bonos (Mexican Peso)	9.000%	12/20/12	2,176,705
1,700,000	Mexican Bonos (Mexican Peso)	9.500%	12/18/14	166,902
				6,868,659
Netherlands (4.6%)
Government (4.6%)
377,000	Netherlands Government Bond (Euro)	3.000%	07/15/06	457,336
1,948,000	Netherlands Government Bond (Euro)	4.000%	01/15/37	2,504,497
				2,961,833
Portugal (4.6%)
Government (4.6%)
2,370,000	Portugal Obrigacoes do Tesouro OT (Euro)	3.850%	04/15/21	2,989,516
Spain (4.8%)
Government (4.8%)
2,310,000	Spain Government Bond (Euro)	4.400%	01/31/15	3,069,437
Supranational (4.3%)
Supra National Bank (4.3%)
1,400,000	European Investment Bank (British Sterling Pound)	6.250%	04/15/14	2,769,585
United Kingdom (7.5%)
Government (7.5%)
1,600,000	United Kingdom Gilt (British Sterling Pound)	4.750%	03/07/20	2,962,307
1,044,000	United Kingdom Gilt (British Sterling Pound)	8.500%	12/07/05	1,861,243
				4,823,550
	Total long-term debt securities (cost: $64,386,155)			63,883,294

See accompanying notes to investments in securities.

2

		Market
Shares		Value(a)
Short-Term Securities (17.6%)
Security Lending Collateral (16.2%)
Investment Trust (16.2%)
10,435,687	Delaware Business Trust II, current rate 3.840%	$10,435,687
	Total security lending collateral (cost $10,435,687)	10,435,687
Investment Company (1.4%)
926,597	Dreyfus Cash Management, current rate 3.540%	926,597
	Total short-term security (cost: $926,597)	926,597
	Total investments in securities (cost: $75,748,439 (c)	$75,245,578
	Payable upon return of securities loaned (-16.2%)	(10,435,687)
	Liabilities in excess of foreign currency and other assets (-.4%)	(263,066)
	Total net assets (100%)	$64,546,825

See accompanying notes to investments in securities.

3

Forward Foreign Currency Contracts

On September 30, 2005, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates.  The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized appreciation	Unrealized depreciation
10/07/05	2,686,231	EUR	25,300,000	SEK	$35,325	$—
10/07/05	3,148,925	EUR	29,437,000	SEK	12,841	—
10/11/05	2,100,000	CAD	1,431,298	EUR	—	84,204
10/11/05	383,000	CAD	270,366	EUR	—	4,121
10/11/05	1,894,000	CAD	1,287,231	EUR	—	80,357
10/11/05	1,620,800	EUR	2,400,000	CAD	114,270	—
10/11/05	1,418,919	EUR	2,100,000	CAD	99,120	—
10/18/05	4,200,000	AUD	2,581,803	EUR	—	91,298
10/18/05	4,110,000	AUD	2,572,206	EUR	—	34,260
10/18/05	5,180,000	AUD	3,173,047	EUR	—	126,064
10/18/05	8,945,600	AUD	5,607,226	EUR	—	64,085
10/18/05	3,224,013	EUR	5,220,000	AUD	95,160	—
10/18/05	2,872,077	EUR	4,643,000	AUD	79,300	—
10/28/05	2,947,368	EUR	403,200,000	JPY	15,382	—
10/28/05	13,390,335	EUR	1,801,000,000	JPY	—	202,325
10/28/05	470,339,000	JPY	3,409,217	EUR	—	52,777
10/28/05	53,420,000	JPY	397,470	EUR	6,357	—
10/28/05	286,000,000	JPY	2,147,631	EUR	57,696	—
10/28/05	61,700,000	JPY	457,851	EUR	5,866	—
10/28/05	54,440,000	JPY	403,259	EUR	4,311	—
10/28/05	186,510,000	JPY	1,393,946	EUR	29,687	—
11/14/05	2,627,748	EUR	20,760,000	NOK	74,679	—
11/14/05	19,460,000	NOK	2,438,658	EUR	—	99,567
11/28/05	74,643,000	MXN	5,577,949	EUR	—	214,783
12/08/05	2,678,912	EUR	3,270,000	USD	38,341	—
12/08/05	620,000	USD	495,067	EUR	—	22,784
12/08/05	3,270,000	USD	2,713,220	EUR	3,045	—
12/12/05	538,868	EUR	836,000	CHF	66	—
12/12/05	1,344,042	EUR	334,800,818	HUF	—	3,183
12/15/05	1,853,000	GBP	2,726,102	EUR	25,176	—
12/15/05	1,630,000	GBP	2,391,783	EUR	14,609	—
12/15/05	309,000,000	JPY	1,565,350	GBP	11,851	—
					$723,082	$1,079,808

Forward Foreign Currency Contracts – Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Sterling Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

See accompanying notes to investments in securities.

4

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)          At September 30, 2005 the cost of securities for federal income tax purposes was $75,778,837. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$858,872
Gross unrealized depreciation	(1,392,131)
Net unrealized appreciation	$(533,259)

See accompanying notes to investments in securities.

5

Index 400 Mid-Cap Portfolio
Investments in Securities
September 30, 2005
(Unaudited)
(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (95.9%)
Basic Materials (4.3%)
Chemicals (2.9%)
6,794	Airgas, Inc.	$201,306
3,897	Albemarle Corporation	146,917
6,315	Cabot Corporation	208,458
2,505	Cabot Microelectronics Corporation (b)	73,597
24,212	Chemtura Corporation	300,715
4,039	Cytec Industries, Inc.	175,212
4,204	Ferro Corporation	77,017
3,864	FMC Corporation (b)	221,098
6,800	Lubrizol Corporation	294,644
20,884	Lyondell Chemical Company	597,700
2,098	Minerals Technologies, Inc.	120,027
7,294	Olin Corporation	138,513
11,999	RPM International, Inc.	220,782
4,740	Sensient Technologies Corporation	89,823
2,302	The Scotts Miracle-Gro Company	202,415
10,432	Valspar Corporation	233,260
		3,301,484
Construction (.3%)
4,777	Martin Marietta Materials, Inc.	374,803
Iron and Steel (.1%)
3,910	Steel Dynamics, Inc.	132,784
Paper and Forest (1.0%)
5,711	Bowater, Inc.	161,450
4,487	Glatfelter	63,222
5,124	Longview Fibre Company	99,867
6,389	Packaging Corporation of America	124,010
3,007	Potlatch Corporation	156,725
5,147	Rayonier, Inc.	296,570
10,095	Sonoco Products Company	275,694
		1,177,538
Capital Goods (6.7%)
Aerospace/Defense (—)
653	Sequa Corporation (b)	38,527
Electrical Equipment (.6%)
7,272	Energizer Holdings, Inc. (b)	$412,322
6,180	Hubbell, Inc.	290,028
		702,350
Engineering/Construction (1.0%)
4,900	Dycom Industries, Inc. (b)	99,078
3,361	Granite Construction, Inc.	128,525
5,900	Jacobs Engineering Group, Inc. (b)	397,660
8,262	Joy Global, Inc.	416,900
12,032	Quanta Services, Inc. (b)	153,528
		1,195,691
Hardware and Tools (.2%)
3,915	Kennametal, Inc.	191,992
Machinery (.6%)
9,222	AGCO Corporation (b)	167,841
7,042	Graco, Inc.	241,400
1,854	Tecumseh Products Company	39,898
7,359	Zebra Technologies Corporation (b)	287,663
		736,802
Manufacturing (2.7%)
7,132	Ametek, Inc.	306,462
3,124	Carlisle Companies, Inc.	198,593
5,072	Crane Company	150,841
7,010	Donaldson Company, Inc.	214,015
4,855	Federal Signal Corporation	82,972
5,646	Flowserve Corporation (b)	205,232
4,273	Harsco Corporation	280,181
2,617	Lancaster Colony Corporation	112,531
3,293	Nordson Corporation	125,233
10,388	Pentair, Inc.	379,162
7,439	SPX Corporation	341,822
4,166	Teleflex, Inc.	293,703
5,992	The Brink’s Company	246,031
4,371	Trinity Industries, Inc.	176,982
		3,113,760
Metal Fabrication (1.0%)
13,552	Precision Castparts Corporation	719,611

See accompanying notes to investments in securities.

1

		Market
Shares		Value(a)
Capital Goods—continued
8,401	Timken Company	$248,922
7,266	Worthington Industries, Inc.	152,804
		1,121,337
Waste Management (.6%)
12,602	Republic Services, Inc.	444,725
4,534	Stericycle, Inc. (b)	259,118
		703,843
Communication Services (1.7%)
Telecommunication (1.2%)
6,877	Adtran, Inc.	216,626
5,578	CommScope, Inc. (b)	96,723
13,584	Harris Corporation	567,811
4,006	Newport Corporation (b)	55,804
4,819	Plantronics, Inc.	148,473
11,220	Powerwave Technologies, Inc. (b)	145,748
19,205	RF Micro Devices, Inc. (b)	108,508
10,485	UTStarcom, Inc. (b)	85,662
		1,425,355
Telephone (.5%)
25,103	Cincinnati Bell, Inc. (b) (f)	110,704
10,466	Telephone & Data Systems, Inc.	408,174
		518,878
Consumer Cyclical (14.8%)
Auto (.7%)
7,162	ArvinMeritor, Inc.	119,749
1,197	Bandag, Inc.	51,303
5,768	BorgWarner, Inc.	325,661
6,845	Lear Corporation	232,525
3,560	Modine Manufacturing Company	130,581
		859,819
Building Materials (.2%)
4,313	York International Corporation	241,830

Construction (1.6%)
13,653	Lennar Corporation	815,903
4,826	Ryland Group, Inc.	330,195
3,522	Thor Industries, Inc.	119,748
12,068	Toll Brothers, Inc. (b)	$539,078
		1,804,924
Distribution Durables (.9%)
6,408	CDW Corporation (f)	377,559
6,317	Fastenal Company	385,906
5,895	Tech Data Corporation (b)	216,405
		979,870
Entertainment (.6%)
11,809	GTECH Holdings Corporation	378,596
3,589	International Speedway Corporation	188,315
5,061	Macrovision Corporation (b)	96,665
		663,576
Home Builders (.2%)
3,652	Hovnanian Enterprises, Inc. (b)	186,982
Houseware (.1%)
5,323	Furniture Brands International, Inc.	95,974
Leisure (.1%)
6,691	Callaway Golf Company	100,967
Lodging - Hotel (.2%)
4,430	Boyd Gaming Corporation	191,022
Office Equipment (.5%)
7,059	Herman Miller, Inc.	213,888
5,635	HNI Corporation	339,339
		553,227
Publishing (1.2%)
9,854	Belo Corporation	225,262
4,652	Lee Enterprises, Inc.	197,617
2,506	Media General, Inc.	145,373
3,583	Scholastic Corporation (b)	132,428
10,112	The Readers Digest Association, Inc.	161,489
596	The Washington Post Company	479,092
		1,341,261
Retail (7.3%)
4,894	99 Cents Only Stores (b)	45,269
8,928	Abercrombie & Fitch Company	445,061
11,164	Advance Auto Parts, Inc. (b)	431,843

See accompanying notes to investments in securities.

2

		Market
Shares		Value(a)
Consumer Cyclical—continued
5,564	Aeropostale, Inc. (b)	$118,235
13,917	American Eagle Outfitters, Inc.	327,467
6,775	American Greetings Corporation	185,635
7,429	AnnTaylor Stores Corporation (b)	197,240
5,594	Barnes & Noble, Inc.	210,894
6,966	BJ’s Wholesale Club, Inc. (b)	193,655
7,132	Borders Group, Inc.	158,116
10,659	Carmax, Inc. (b)	333,307
18,431	Chico’s FAS, Inc. (b)	678,261
10,124	Claire’s Stores, Inc.	244,292
7,087	Copart, Inc. (b)	169,167
10,883	Dollar Tree Stores, Inc. (b)	235,617
15,998	Foot Locker, Inc.	350,996
13,813	Michaels Stores, Inc.	456,658
5,011	Neiman-Marcus Group, Inc.	500,849
11,404	O’Reilly Automotive, Inc. (b)	321,365
7,528	Pacific Sunwear of California, Inc. (b)	161,400
6,958	Payless Shoesource, Inc. (b)	121,069
14,611	Petsmart, Inc.	318,228
8,785	Pier 1 Imports, Inc.	99,007
6,160	Polo Ralph Lauren Corporation	309,848
4,614	Regis Corporation	174,501
14,901	Ross Stores, Inc.	353,154
14,477	Saks, Inc. (b)	267,824
5,633	Timberland Company (b)	190,283
11,230	Urban Outfitters, Inc. (b)	330,162
11,872	Williams-Sonoma, Inc. (b)	455,291
		8,384,694
Service (.5%)
9,131	Adesa, Inc.	201,795
4,095	Catalina Marketing Corporation	93,120
5,931	Harte-Hanks, Inc.	156,757
3,011	Rollins, Inc.	58,775
4,553	Sotheby’s Holdings, Inc. (b)	$76,126
		586,573
Special Services (.3%)
4,050	Corporate Executive Board Company	315,819
Textiles (.4%)
5,388	Mohawk Industries, Inc. (b)	432,387
Consumer Staples (6.5%)
Beverage (.1%)
6,396	PepsiAmericas, Inc.	145,381
Broadcasting (.3%)
3,738	Emmis Communications Corporation (b)	82,572
3,888	Entercom Communications Corporation (b)	122,822
6,900	Westwood One, Inc.	137,241
		342,635
Food (1.3%)
15,247	Dean Foods Company (b)	592,498
7,444	Hormel Foods Corporation	245,578
10,050	Smithfield Foods, Inc. (b)	298,284
5,961	The JM Smucker Company	289,347
2,568	Tootsie Roll Industries, Inc.	81,534
		1,507,241
Household Products (.4%)
2,716	Blyth, Inc.	60,540
6,532	Church & Dwight Company, Inc.	241,292
5,435	Tupperware Corporation	123,809
		425,641
Restaurants (1.2%)
8,039	Applebees International, Inc.	166,327
3,548	Bob Evans Farms, Inc.	80,575
9,001	Brinker International, Inc. (b)	338,078
4,796	CBRL Group, Inc.	161,433
6,298	Krispy Kreme Doughnuts, Inc. (b)	39,426

See accompanying notes to investments in securities.

3

		Market
Shares		Value(a)
Consumer Staples—continued
6,697	Outback Steakhouse, Inc.	$245,110
6,467	Ruby Tuesday, Inc.	140,722
7,993	The Cheesecake Factory (b)	249,701
		1,421,372
Retail (.9%)
3,534	Ruddick Corporation	81,459
6,862	Whole Foods Market, Inc.	922,596
		1,004,055
Service (2.2%)
2,416	Banta Corporation	122,950
10,499	Career Education Corporation (b)	373,344
9,309	Corinthian Colleges, Inc. (b)	123,530
5,971	DeVry, Inc. (b)	113,748
6,760	Education Management Corporation (b)	217,942
3,868	ITT Educational Services, Inc. (b)	190,886
1,963	Kelly Services, Inc.	60,186
4,177	Korn/Ferry International (b)	68,461
5,068	Laureate Education, Inc. (b)	248,180
8,886	Manpower, Inc.	394,450
10,288	MPS Group, Inc. (b)	121,398
7,631	Rent-A-Center, Inc. (b)	147,355
6,827	United Rentals, Inc. (b)	134,560
5,113	Valassis Communications, Inc. (b)	199,305
		2,516,295
Tobacco (.1%)
2,622	Universal Corporation	101,812
Energy (10.1%)
Mining (1.4%)
6,505	Arch Coal, Inc.	439,087
13,377	Peabody Energy Corporation	1,128,350
		1,567,437
Oil & Gas (5.0%)
5,827	Denbury Resources, Inc. (b)	293,914
15,502	ENSCO International, Inc.	722,238
5,558	Forest Oil Corporation (b)	289,572
5,249	Helmerich & Payne, Inc.	$316,987
12,925	Newfield Exploration Company (b)	634,617
17,810	Noble Energy, Inc.	835,289
17,513	Patterson-UTI Energy, Inc.	631,869
14,447	Pioneer Natural Resources Company	793,429
7,986	Plains Exploration & Production Company (b)	341,961
6,120	Pogo Producing Company	360,713
16,160	Pride International, Inc. (b)	460,722
		5,681,311
Oil & Gas Services (2.1%)
5,707	Cooper Cameron Corporation (b)	421,919
7,040	FMC Technologies, Inc. (b)	296,455
12,960	Grant Prideco, Inc. (b)	526,824
8,412	Hanover Compressor Company (b)	116,590
21,659	Smith International, Inc.	721,461
6,193	Tidewater, Inc.	301,413
		2,384,662
Pipelines (1.6%)
12,385	Equitable Resources, Inc.	483,758
8,582	National Fuel Gas Company	293,504
8,674	Questar Corporation	764,353
5,860	Western Gas Resources, Inc.	300,208
		1,841,823
Financial (16.7%)
Auto Finance (.3%)
14,228	AmeriCredit Corporation (b)	339,622
Banks (4.0%)
13,038	Associated Banc-Corporation	397,398
5,252	Bank of Hawaii Corporation	258,503
4,213	California City National Corporation	295,289
16,732	Commerce Bancorp, Inc. New Jersey	513,505
4,658	Cullen/Frost Bankers, Inc.	229,826

See accompanying notes to investments in securities.

4

		Market
Shares		Value(a)
Financial—continued
8,521	FirstMerit Corporation	$228,278
5,133	Greater Bay Bancorp	126,477
6,702	Investors Financial Services Corporation	220,496
8,363	Mercantile Bankshares Corporation	450,598
3,660	SVB Financial Group (b)	178,022
11,630	TCF Financial Corporation	311,103
4,230	Texas Regional Bancshares, Inc. Class A	121,782
15,713	The Colonial BancGroup, Inc.	351,971
8,852	Washington Federal, Inc.	199,701
5,495	Webster Financial Corporation	247,055
3,295	Westamerica Bancorporation	170,187
6,908	Wilmington Trust Corporation	251,797
		4,551,988
Commercial Services (.2%)
5,170	Deluxe Corporation	207,627
Finance - Diversified (.8%)
13,314	Eaton Vance Corporation	330,454
6,476	IndyMac Bancorp, Inc.	256,320
8,373	Leucadia National Corporation	360,876
		947,650
Insurance (5.5%)
5,460	Allmerica Financial Corporation (b)	224,625
4,730	American Financial Group, Inc.	160,489
3,930	AmerUs Group Company	225,464
9,648	Arthur J Gallagher & Company	277,959
5,642	Brown & Brown, Inc.	280,351
5,756	Everest Re Group, Ltd. (c)	563,512
17,640	Fidelity National Financial, Inc.	785,333
9,708	First American Corporation	443,364
10,770	HCC Insurance Holdings, Inc.	307,268
4,302	Horace Mann Educators Corporation	85,094
3,660	Mercury General Corporation	$219,563
6,577	Ohio Casualty Corporation	178,368
18,655	Old Republic International Corporation	497,529
7,105	Protective Life Corporation	292,584
8,746	Radian Group, Inc. (f)	464,413
2,827	Stancorp Financial Group, Inc.	238,033
9,383	The PMI Group, Inc.	374,100
4,668	Unitrin, Inc.	221,543
11,399	WR Berkley Corporation	450,033
		6,289,625
Investment Bankers/Brokers (1.9%)
7,854	AG Edwards, Inc.	344,084
5,037	Jefferies Group, Inc.	219,361
6,183	LaBranche & Company, Inc. (b)	53,730
11,468	Legg Mason, Inc.	1,257,925
5,802	Raymond James Financial, Inc.	186,360
8,531	Waddell & Reed Financial, Inc.	165,160
		2,226,620
Real Estate Investment Trust - Apartments (.3%)
13,990	United Dominion Realty Trust, Inc.	331,563
Real Estate Investment Trust - Diversified (.3%)
8,951	Liberty Property Trust	380,775
Real Estate Investment Trust - Hotels (.3%)
7,334	Hospitality Properties Trust	314,335
Real Estate Investment Trust - Office Property (.4%)
5,489	Highwoods Properties, Inc.	161,980
6,307	Mack-Cali Realty Corporation	283,437
		445,417
Real Estate Investment Trust - Shopping Centers (1.6%)
11,090	Developers Diversified Realty Corporation	517,903
10,564	New Plan Excel Realty Trust	242,444
6,476	Regency Centers Corporation	372,046
6,089	The Macerich Company	395,420

See accompanying notes to investments in securities.

5

		Market
Shares		Value(a)
Financial—continued
8,190	Weingarten Realty Investors	$309,991
		1,837,804
Real Estate Investment Trust - Warehouse/Industrial (.3%)
8,685	AMB Property Corporation	389,956
Savings and Loans (.8%)
9,135	Astoria Financial Corporation	241,347
7,655	Independence Community Bank Corporation	260,959
24,131	New York Community Bancorp, Inc.	395,748
		898,054
Health Care (11.6%)
Biotechnology (1.5%)
7,321	Charles River Laboratories International, Inc. (b)	319,342
5,413	Invitrogen Corporation (b)	407,220
3,277	Martek Biosciences Corporation (b)	115,121
31,475	Millennium Pharmaceuticals, Inc. (b) (f)	293,662
10,924	Protein Design Labs, Inc. (b)	305,872
9,758	Vertex Pharmaceuticals, Inc. (b)	218,091
		1,659,308
Drugs (2.9%)
10,857	Barr Pharmaceuticals, Inc. (b)	596,266
5,923	Cephalon, Inc. (b)	274,946
21,942	IVAX Corporation (b) (f)	578,391
10,767	Omnicare, Inc.	605,428
3,430	Par Pharmaceutical Companies, Inc. (b)	91,307
8,490	Perrigo Company	121,492
10,747	Sepracor, Inc. (b) (f)	633,966
9,446	Valeant Pharmaceuticals International	189,676
8,414	VCA Antech, Inc. (b)	214,725
		3,306,197
Hospital Management (1.1%)
9,150	Community Health Systems, Inc. (b)	$355,111
5,812	LifePoint Hospitals, Inc. (b)	254,159
8,777	Triad Hospitals, Inc. (b)	397,335
5,685	Universal Health Services, Inc.	270,777
		1,277,382
Managed Care (1.1%)
11,561	Health Net, Inc. (b)	547,066
8,942	Pacificare Health Systems (b)	713,393
		1,260,459
Medical Products/Supplies (4.0%)
6,736	Advanced Medical Optics, Inc. (b)	255,631
6,322	Beckman Coulter, Inc.	341,261
11,435	Cytyc Corporation (b)	307,030
8,087	Dentsply International, Inc.	436,860
6,099	Edwards Lifesciences Corporation (b)	270,856
5,171	Gen-Probe, Inc. (b)	255,706
8,890	Henry Schein, Inc. (b)	378,892
6,233	Hillenbrand Industries, Inc.	293,263
3,726	Inamed Corporation (b)	281,984
3,600	Intuitive Surgical, Inc. (b)	263,844
14,067	Patterson Companies, Inc. (b)	563,102
6,939	STERIS Corporation	165,079
3,967	Techne Corporation (b)	226,040
13,357	Varian Medical Systems, Inc. (b)	527,735
		4,567,283
Special Services (1.0%)
5,049	Apria Healthcare Group, Inc. (b)	161,114
6,323	Covance, Inc. (b)	303,441
10,037	Lincare Holdings, Inc. (b)	412,019
6,945	Renal Care Group, Inc. (b)	328,637
		1,205,211

See accompanying notes to investments in securities.

6

		Market
Shares		Value(a)
Technology (14.4%)
Computer Hardware (1.5%)
7,161	Diebold, Inc.	$246,768
3,474	Imation Corporation	148,930
18,537	Sandisk Corporation (b)	894,410
5,216	The Reynolds & Reynolds Company	142,971
21,714	Western Digital Corporation (b)	280,762
		1,713,841
Computer Networking (1.0%)
39,454	3COM Corporation (b) (f)	160,972
7,077	Alliance Data Systems Corporation (b)	277,065
3,328	Anteon International Corporation (b)	142,305
9,211	ChoicePoint, Inc. (b)	397,639
9,834	Polycom, Inc. (b)	159,016
		1,136,997
Computer Peripherals (.1%)
4,983	Avocent Corporation (b)	157,662
Computer Services & Software (5.2%)
20,767	Activision, Inc. (b)	424,685
7,977	Acxiom Corporation	149,329
1,621	Advent Software, Inc. (b)	43,670
28,348	Cadence Design Systems, Inc. (b) (f)	458,104
14,921	Ceridian Corporation (b)	309,611
6,322	Certegy, Inc.	253,006
9,245	Checkfree Corporation (b)	349,646
13,934	Cognizant Technology Solutions Corporation (b)	649,185
4,952	CSG Systems International (b)	107,508
6,833	Dun & Bradstreet Corporation (b)	450,090
3,922	F5 Networks, Inc. (b)	170,489
5,872	Gartner, Inc. (b)	68,644
4,786	Keane, Inc. (b)	54,704
7,762	Macromedia, Inc. (b)	315,681
16,869	McAfee, Inc. (b)	530,024
15,727	McData Corporation (b)	$82,409
8,070	Mentor Graphics Corporation (b)	69,402
8,665	MoneyGram International, Inc.	188,117
5,618	National Instruments Corporation	138,428
7,145	RSA Security, Inc. (b)	90,813
6,541	SEI Investments Company	245,811
3,750	SRA International, Inc. Class A (b)	133,050
9,226	Sybase, Inc. (b)	216,073
14,719	Synopsys, Inc. (b)	278,189
3,791	Transaction Systems Architects, Inc. (b)	105,579
7,642	Wind River Systems, Inc. (b)	98,811
		5,981,058
Computer Systems (.1%)
7,662	Jack Henry & Associates, Inc.	148,643
Electrical Defense (.3%)
3,803	Alliant Techsystems, Inc. (b)	283,894
Electrical Equipment (.6%)
15,962	Gentex Corporation	277,739
8,834	Kemet Corporation (b)	74,029
4,350	Plexus Corporation (b)	74,341
18,778	Vishay Intertechnology, Inc. (b) (f)	224,397
		650,506
Electrical Instruments (1.2%)
9,062	Amphenol Corporation	365,561
6,725	Harman International Industries, Inc.	687,766
5,369	Thomas & Betts Corporation (b)	184,747
3,227	Varian, Inc. (b)	110,751
		1,348,825
Electronic Components - Semiconductor (3.0%)
43,175	Atmel Corporation (b) (f)	88,941

See accompanying notes to investments in securities.

7

		Market
Shares		Value(a)
Technology—continued
10,140	Credence Systems Corporation (b)	$80,917
7,708	Cree, Inc. (b)	192,854
13,631	Cypress Semiconductor Corporation (b)	205,147
12,224	Fairchild Semiconductor International, Inc. (b)	181,649
20,278	Integrated Device Technology, Inc. (b)	217,780
6,577	International Rectifier Corporation (b)	296,491
15,644	Intersil Corporation	340,726
13,906	Lam Research Corporation (b)	423,716
11,587	Lattice Semiconductor Corporation (b)	49,592
6,260	LTX Corporation (b)	26,417
16,017	MEMC Electronic Materials, Inc. (b)	365,027
6,713	Micrel, Inc. (b)	75,387
21,336	Microchip Technology, Inc. (f)	642,640
7,415	Semtech Corporation (b)	122,125
4,558	Silicon Laboratories, Inc. (b)	138,518
14,270	Triquint Semiconductor, Inc. (b)	50,231
		3,498,158
Electronics - Computer Distribution (.6%)
12,071	Arrow Electronics, Inc. (b)	378,546
14,833	Avnet, Inc. (b)	362,667
		741,213
Service - Data Processing (.8%)
7,120	DST Systems, Inc. (b)	390,390
6,668	Fair Isaac Corporation	298,726
12,321	The BISYS Group, Inc. (b)	165,471
		854,587
Transportation (2.7%)
Air Freight (1.0%)
8,730	CH Robinson Worldwide, Inc.	559,768
10,874	Expeditors International Washington, Inc.	617,426
		1,177,194
Airlines (.3%)
8,895	Airtran Holdings, Inc. (b)	$112,611
2,777	Alaska Air Group, Inc. (b)	80,700
9,554	JetBlue Airways Corporation (b)	168,150
		361,461
Shipping (.4%)
4,491	Alexander & Baldwin, Inc.	239,101
3,017	Overseas Shipholding Group	175,982
		415,083
Transport Services (.2%)
5,908	Yellow Roadway Corporation (b)	244,709
Trucking (.8%)
5,381	CNF, Inc.	282,503
5,111	GATX Corporation	202,140
12,923	JB Hunt Transport Services, Inc.	245,666
5,336	Swift Transportation Company, Inc. (b)	94,447
5,265	Werner Enterprises, Inc.	91,032
		915,788
Utilities (6.4%)
Electric Companies (5.2%)
11,879	Alliant Energy Corporation	346,035
38,070	Aquila, Inc. (b)	150,757
3,340	Black Hills Corporation	144,856
12,952	DPL, Inc.	360,066
7,931	Duquesne Light Holdings, Inc.	136,492
15,045	Energy East Corporation	378,984
7,613	Great Plains Energy, Inc.	227,705
8,254	Hawaiian Electric Industries, Inc.	230,122
4,333	Idacorp, Inc.	130,553
12,213	MDU Resources Group, Inc.	435,393
13,248	Northeast Utilities	264,298
10,893	NSTAR	315,026
9,210	OGE Energy Corporation	258,801
19,292	Pepco Holdings, Inc.	448,925

See accompanying notes to investments in securities.

8

		Market
Shares		Value(a)
Utilities—continued
7,025	PNM Resources, Inc.	$201,407
10,229	Puget Energy, Inc.	240,177
11,577	SCANA Corporation	489,012
18,705	Sierra Pacific Resources (b)	277,769
8,844	Westar Energy, Inc.	213,406
11,931	Wisconsin Energy Corporation	476,285
3,895	WPS Resources Corporation	225,131
		5,951,200
Natural Gas (.9%)
7,892	AGL Resources, Inc.	292,872
10,232	Oneok, Inc.	348,093
7,761	Vectren Corporation	220,024
4,985	WGL Holdings, Inc.	160,168
		1,021,157
Water Utilities (.3%)
9,805	Aqua America, Inc.	372,786
Total common stocks (cost: $88,828,904)		109,825,372
S&P Depository Receipt (.4%)
Investment Bankers/Brokers (.4%)
3,700	S&P MidCap 400 Index Depository Receipt	484,256
Total S&P depository receipt (cost: $468,038)		484,256

See accompanying notes to investments in securities.

9

				Market
Principal/Shares		Rate	Maturity	Value(a)
Short-Term Securities (18.3%)
Security Lending Collateral (14.9%)
Commercial Paper (7.6%)
$266,165	Atlantic Asset Securities Corporation (e)	3.830%	11/14/05	$264,983
424,521	Atomium Funding Corporation (e)	3.800%	10/18/05	423,854
101,706	Atomium Funding Corporation (e)	4.000%	01/13/06	100,562
406,824	Banco Bilbao Vizcaya Argentaria Puerto Rico (e)	3.770%	11/10/05	405,189
711,942	Cedar Springs Capital Company (e)	3.550%	10/18/05	710,824
711,942	Concord Minutemen Capital Company (e)	3.670%	10/05/05	711,942
254,265	Cullinan Finance Corporation	3.750%	11/07/05	253,324
152,559	DNB Norske Bank ASA	3.570%	11/07/05	151,995
551,247	DNB Norske Bank ASA	3.680%	10/18/05	550,381
223,753	DNB Norske Bank ASA	3.870%	11/18/05	222,652
813,648	KLIO II Funding Corporation	3.800%	10/21/05	812,118
610,236	Lehman Brothers Holdings, Inc.	1.000%	03/16/06	610,236
813,648	Liquid Funding, Ltd.	3.820%	10/25/05	811,777
284,777	Morgan Stanley	2.470%	02/03/06	284,777
711,942	Nieuw Amsterdam Receivables Corporation (e)	3.670%	10/17/05	710,895
813,648	Perry Global Funding, Ltd. (e)	3.830%	11/17/05	809,775
915,354	White Pine Finance LLC	3.770%	10/11/05	914,585
				8,749,869
Corporate Notes (3.0%)
711,942	American General Finance Corporation	3.690%	10/13/06	712,091
406,824	Beta Finance, Inc.	3.458%	06/02/06	406,958
915,354	General Electric Capital Assurance Company	3.162%	06/16/06	915,354
508,530	Metropolitan Life Global Funding I	3.430%	03/06/06	508,505
508,530	Morgan Stanley (d)	3.721%	08/13/10	508,581
348,750	Tango Finance Corporation	3.206%	10/25/06	348,806
				3,400,295
Repurchase Agreement (4.3%)
4,919,145	Morgan Stanley, Wells Fargo and Bank of New York
	Repurchase Agreement account; dated 09/30/05,
	rate 3.987, due 10/03/05; proceeds $4,920,779
	(Collateralized by Corporate Obligations)			4,919,146
	Total security lending collateral (cost: $17,069,310)			17,069,310
Investment Companies (3.4%)
1,800,000	American Beacon Funds, current rate 3.650%			1,800,000
2,049,700	Federated Money Market Obligation Trust-- Prime Obligation Fund, current rate 3.619%			2,049,700
	Total investment companies (cost: $3,849,700)			3,849,700
	Total short-term securities (cost: $20,919,010)			20,919,010
	Total investments in securities (cost: $110,215,952) (g)			$131,228,638
	Payable upon return of securities loaned (-14.9%)			(17,069,310)
	Other assets in excess of liabilities (.3%)			376,062
	Total net assets (100%)			$114,535,390

See accompanying notes to investments in securities.

10

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held .5% of net assets in foreign securities at September 30, 2005.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 3.6% of the Portfolio’s net assets at September 30, 2005.

(f)            Fully or partially pledged as initial margin deposits on open index futures purchased contracts.

Holdings of Open Futures Contracts

On September 30, 2005, securities with an aggregate market value of $1,736,870 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation
S&P Mid 400® EMINI	December 2005	55	Long	$5,175

(g)         At September 30, 2005 the cost of securities for federal income tax purposes was $110,584,825. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$26,349,354
Gross unrealized depreciation	(5,705,541)
Net unrealized appreciation	$20,643,813

See accompanying notes to investments in securities.

11

Real Estate Securities Portfolio

Investments in Securities

September 30, 2005

(Unaudited)

(Percentages of each investment category relate to total net assets.)

		Market
Shares		Value(a)
Common Stocks (99.5%)
Consumer Cyclical (9.2%)
Lodging - Hotel (9.2%)
178,500	Hilton Hotels Corporation	$3,984,120
18,900	Marriott International, Inc.	1,190,700
84,900	Starwood Hotels & Resorts Worldwide, Inc.	4,853,733
		10,028,553
Financial (90.3%)
Real Estate (5.5%)
139,200	Brookfield Properties Company (c)	4,102,224
37,968	Forest City Enterprises, Inc.	1,446,581
38,700	Thomas Properties Group, Inc.	503,487
		6,052,292
Real Estate Investment Trust - Apartments (16.6%)
92,400	American Campus Communities, Inc.
50,300	Archstone-Smith Trust	2,005,461
30,000	AvalonBay Communities, Inc.	2,571,000
60,700	Camden Property Trust	3,384,025
104,300	Educational Realty Trust, Inc.	1,741,810
88,600	Equity Residential	3,353,510
8,400	Essex Property Trust, Inc.	756,000
91,375	United Dominion Realty Trust, Inc.	2,165,587
		18,196,841
Real Estate Investment Trust - Diversified (5.8%)
47,700	Cousins Properties, Inc.	1,441,494
9,800	Equity Lifestyle Properties, Inc.	441,000
23,600	Liberty Property Trust	1,003,944
120,000	NorthStar Realty Finance Corporation	1,126,800
27,300	Vornado Realty Trust	2,364,726
		5,936,964
Real Estate Investment Trust - Health Care (1.7%)
57,800	Ventas, Inc.	1,861,160
Real Estate Investment Trust - Hotels (6.2%)
99,900	DiamondRock Hospitality Company	$1,173,825
28,200	Eagle Hospitality Properties	281,436
69,300	Hersha Hospitality Trust	688,149
87,500	Host Marriott Corporation	1,478,750
86,800	Strategic Hotel Capital, Inc.	1,584,968
40,200	Sunstone Hotel Investors, Inc.	980,478
61,100	Winston Hotels, Inc.	611,000
		6,798,606
Real Estate Investment Trust - Mortgage (3.0%)
35,400	Gramercy Capital Corporation	848,184
30,500	Newcastle Investment Corporation	850,950
88,600	Spirit Finance Corporation	996,750
48,300	Spirit Finance Corporation-144A Issue (f) (g)	543,375
		3,239,259
Real Estate Investment Trust - Office Property (15.5%)
14,800	Alexandria Real Estate Equities, Inc.	1,223,812
17,500	Arden Realty, Inc.	720,475
104,802	BioMed Realty Trust, Inc.	2,599,090
31,700	Boston Properties, Inc.	2,247,530
86,400	Brandywine Realty Trust	2,686,176
34,900	Columbia Equity Trust, Inc. (b)	509,540
32,400	Equity Office Properties Trust	1,059,804
43,600	Maguire Properties, Inc.	1,310,180
40,400	Prentiss Properties Trust	1,640,240
7,300	SL Green Realty Corporation	497,714
109,900	Trizec Properties, Inc.	2,534,294
		17,028,855
Real Estate Investment Trust - Regional Mall (13.0%)
103,820	General Growth Properties, Inc.	4,664,633
81,800	Simon Property Group, Inc.	6,063,016
63,700	The Mills Corporation	3,508,596
		14,236,245

See accompanying notes to investments in securities.

1

		Market
Shares		Value(a)
Financial—continued
Real Estate Investment Trust - Self Storage (2.1%)
42,261	Extra Space Storage, Inc.	$649,974
24,900	Public Storage, Inc.	1,668,300
		2,318,274
Real Estate Investment Trust - Shopping Centers (12.1%)
88,300	Developers Diversified Realty Corporation	4,123,610
83,000	Equity One, Inc.	1,929,750
109,700	Kimco Realty Corporation	3,446,774
149,500	Kite Realty Group Trust	2,230,540
6,800	Pan Pacific Retail Properties, Inc.	448,120
18,100	Regency Centers Corporation	1,039,845
		13,218,639
Real Estate Investment Trust - Warehouse/Industrial (8.8%)
33,100	First Industrial Realty Trust, Inc.	1,325,655
29,300	First Potomac Realty Trust	753,010
170,076	ProLogis	7,536,067
		9,614,732
Total common stocks (cost: $80,751,822)		108,971,420

See accompanying notes to investments in securities.

2

				Market
Principal/Shares		Rate	Maturity	Value(a)
Short-Term Securities (8.4%)
Security Lending Collateral (8.0%)
Commercial Paper (4.1%)
$136,874	Atlantic Asset Securities Corporation (e)	3.830%	11/14/05	$136,267
218,309	Atomium Funding Corporation (e)	3.800%	10/18/05	217,966
52,302	Atomium Funding Corporation (e)	4.000%	01/13/06	51,714
209,208	Banco Bilbao Vizcaya Argentaria Puerto Rico (e)	3.770%	11/10/05	208,367
366,114	Cedar Springs Capital Company (e)	3.550%	10/18/05	365,539
366,114	Concord Minutemen Capital Company (e)	3.670%	10/05/05	366,114
130,755	Cullinan Finance Corporation	3.750%	11/07/05	130,271
78,453	DNB Norske Bank ASA	3.570%	11/07/05	78,163
283,477	DNB Norske Bank ASA	3.680%	10/18/05	283,032
115,064	DNB Norske Bank ASA	3.870%	11/18/05	114,498
418,416	KLIO II Funding Corporation	3.800%	10/21/05	417,629
313,812	Lehman Brothers Holdings, Inc.	1.000%	03/16/06	313,812
418,416	Liquid Funding, Ltd.	3.820%	10/25/05	417,454
146,446	Morgan Stanley	2.470%	02/03/06	146,446
366,114	Nieuw Amsterdam Receivables Corporation (e)	3.670%	10/17/05	365,576
418,416	Perry Global Funding, Ltd. (e)	3.830%	11/17/05	416,424
470,718	White Pine Finance LLC	3.770%	10/11/05	470,322
				4,499,594
Corporate Notes (1.6%)
366,114	American General Finance Corporation	3.690%	10/13/06	366,191
209,208	Beta Finance, Inc.	3.458%	06/02/06	209,277
470,718	General Electric Capital Assurance Company	3.162%	06/16/06	470,718
261,510	Metropolitan Life Global Funding I	3.430%	03/06/06	261,497
261,510	Morgan Stanley (d)	3.721%	08/13/10	261,536
179,344	Tango Finance Corporation	3.206%	10/25/06	179,372
				1,748,591
Repurchase Agreement (2.3%)
2,529,655	Morgan Stanley, Wells Fargo and Bank of New York Repurchase Agreement account; dated 09/30/05, rate 3.987%, due 10/03/05; proceeds $2,530,495 (Collateralized by Corporate Obligations)			2,529,655
	Total security lending collateral (cost: $8,777,840)			8,777,840
Investment Company (.4%)
409,770	Federated Money Market Obligation Trust— Prime Obligation Fund, current rate 3.620%			409,770
	Total investment company (cost: $409,770)			409,770
	Total short-term securities (cost: $9,187,610)			9,187,610
	Total investments in securities (cost: $89,939,432) (h)			$118,159,030
	Payable upon return of securities loaned (-8.0%)			(8,777,840)
	Cash and other assets in excess of liabilities (.1%)			141,028
	Total net assets (100%)			$109,522,218

See accompanying notes to investments in securities.

3

Investments in Securities Legend

(a)          Securities are valued by procedures described in note 2 to the investments in securities.

(b)         Non-income producing.

(c)          The Portfolio held 3.7% of net assets in foreign securities at September 30, 2005.

(d)         Variable rate security.

(e)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Directors.  In the aggregate such securities represent 1.9% of the Portfolio’s net assets at September 30, 2005.

(f)            This security is being fair-valued according to procedures approved by the Board of Directors.

(g)         Represents ownership in an illiquid security. (see note 4 to the investments in securities.)  Information concerning the illiquid security held at September 30, 2005, which includes acquisition date and cost, is as follows:

Security:	Acquisition Dates	Acquisition Cost
Spirit Finance Corporation – 144A Issue*	various	$483,000

*A 144A Issue represents a security which has not been registered with the Securities and Exchange    Commission under the Securities Act of 1933.

(h)         At September 30, 2005 the cost of securities for federal income tax purposes was $90,104,645. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$28,104,665
Gross unrealized depreciation	(50,280)
Net unrealized appreciation	$28,054,385

See accompanying notes to investments in securities.

4

Advantus Series Fund, Inc.

Notes to Investments in Securities (Unaudited)

September 30, 2005

(1)         Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with a series of nine portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities). Each Portfolio is diversified except for the International Bond Portfolio. The Fund’s Prospectus provides a detailed description of each Portfolio’s investment objective, policies and strategies.

Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company’s (Minnesota Life) separate accounts in connection with Minnesota Life variable contracts and policies.

(2)         Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Investments in Securities

Each Portfolio’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures adopted by the Board of Directors.  If either the Advisor or sub-Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it immediately notifies the Advisor’s Valuation Committee, which then meets promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.  Short-term securities, with the exception of those held in Money Market, are valued at market.  Pursuant to Rule 2a-7 of the 1940 Act, all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Forward Foreign Currency Exchange Contracts

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract.  The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

1

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding Money Market) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which the Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government sponsored enterprise securities or corporate securities having a value equal to, or in excess of , the value of the repurchase agreement.  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Portfolio may incur a loss upon disposition of the securities.  Repurchase agreements are carried at fair value obtained from an independent pricing source.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by the Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2005, the Bond Portfolio and Mortgage Securities Portfolio had entered into outstanding, when-issued or forward commitments at fair value of $13,570,827 and $9,071,550 respectively. The Portfolio has segregated assets with the custodian to cover such when-issued and forward commitments.

(3)         Securities Lending

To enhance returns, certain portfolios of the Fund loan securities to brokers in exchange for collateral.  The Portfolios receive a fee from the brokers measured as a percent of the loaned securities.  Upon initiation of the loan, 102% collateral for U.S. securities and 105% for foreign securities is required.  If at anytime the collateral falls below 100%, brokers are required to fund back to 102% for U.S. securities and 105% for foreign securities.  The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the respective Portfolio on the next business day.  The risks to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.  These risks are mitigated by indemnification clauses in the securities lending contracts with the lending agent.

The value of securities on loan at September 30, 2005 is as follows:

Market Value of Securities on Loan at September 30, 2005

Bond	$53,678,246
Mortgage Securities	10,246,887
Index 500	73,392,744
Maturing Government Bond 2010	845,813
International Bond	9,778,832
Index 400 Mid-Cap	16,634,911
Real Estate Securities	8,639,845

2

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio.  Wells Fargo Bank Minnesota, NA receives 25% of income on securities lending activities that covers the expenses associated with securities lending activities for all Portfolios except International Bond.  Mellon Bank receives 40% of income on securities lending activities for International Bond.

(4)         Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At September 30, 2005, investments in securities of Bond, Mortgage Securities, and Real Estate Securities include issues that are illiquid. The aggregate fair values of illiquid securities held by Bond, Money Market, Mortgage Securities and Real Estate Securities were $14,561,236, $2,099,565, $13,803,344 and $543,375, respectively, which represent 4.43%, 2.20%, 6.97% and .50% of net assets, respectively. Pursuant to guidelines adopted by the Fund’s Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

3

ITEM 2.    CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer  have concluded that those disclosure controls and procedures provide  reasonable assurance that the material information required to be disclosed  by the registrant on this report is recorded, processed, summarized and  reported within the time periods specified in the Securities and Exchange  Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal controls over  financial reporting (as defined in Rule 30a-3(d) under the Investment Company  Act of 1940) that occurred during the registrant’s last fiscal quarter that  has materially affected, or is reasonably likely to materially affect, the  registrant’s internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a)  File as exhibits as part of this Form a separate certification for each  principal executive officer and principal financial officer of the registrant  as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))), exactly as set forth below:

Exhibit 99.CERT attached hereto.

(b)  Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title)
/s/ Dianne M. Orbison
Dianne M. Orbison, President

Date: November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment Company Act of 1940, this report has been signed below by the  following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Dianne M. Orbison
Dianne M. Orbison, President
(Principal Executive Officer)

By (Signature and Title)
/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: November 23, 2005